Filed electronically with the Securities and Exchange
                        Commission on September 28, 2006


                                                               File No. 2-78122
                                                               File No. 811-3495


                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                     FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                         Post-Effective Amendment No. 42
                                                      --
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 38
                                              --

                               DWS MONEY MARKET TRUST
                       (FORMERLY SCUDDER MONEY MARKET TRUST)
                       -------------------------------------
                 (Exact name of Registrant as Specified in Charter)

                        345 Park Avenue, New York, NY 10154
                        -----------------------------------
                (Address of Principal Executive Offices) (Zip Code)

         Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                             --------------

                                   John Millette
                    Deutsche Investment Management Americas Inc.
                      Two International Place, Boston MA 02110
                      ----------------------------------------
                      (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/ X /    On October 1, 2006 pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a)(1)
/___/    On _____________ pursuant to paragraph (a)(1)
/___/    75 days after filing pursuant to paragraph (a)(2)
/___/    On ____________ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------



                                 OCTOBER 1, 2006


                                   PROSPECTUS

                                -----------------



--------------------------------------------------------------------------------


                             DWS Money Market Series
                     (formerly Scudder Money Market Series)
                             Premium Class S Shares
                          Prime Reserve Class S Shares



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.



                            ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------






Contents
--------------------------------------------------------------------------------
     How the Fund Works                        How to Invest in the Fund

       4  The Fund's Main Investment            20  How to Buy, Sell and
          Strategy                                  Exchange Shares

       6  The Main Risks of Investing in        22  Policies You Should Know
          the Fund                                  About

       8  The Fund's Performance History        30  Understanding Distributions
                                                    and Taxes
      10  How Much Investors Pay

      11  Other Policies and Risks

      12  Who Manages and Oversees
          the Fund

      17  Financial Highlights

How the Fund Works


This fund is a money fund, meaning that it seeks to maintain a stable $1.00 share price to preserve the value of your investment.


Whether you are considering investing in the fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.


Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.


Class S shares are generally only available to new investors through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.


You can find DWS prospectuses on the Internet at www.dws-scudder.com.

--------------------------------------------------------------------------------
  ticker symbols    Premium Class S        SPMXX      fund numbers  2402
                    Prime Reserve Class S  SCRXX                    2309

  DWS Money Market Series
  (formerly Scudder Money Market Series)
--------------------------------------------------------------------------------



The Fund's Main Investment Strategy

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital and the fund's investment policies. The fund pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements.

While the fund's advisor gives priority to earning income and maintaining the value of the fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

The fund seeks to achieve its goal of current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. The fund follows two policies designed to maintain a stable share price:

o Fund securities are denominated in US dollars and generally have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

      - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

      - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

      - are unrated, but are determined to be of comparable quality by the advisor; or

      - have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the advisor.

Principal investments

The fund primarily invests in the following types of investments:

The fund may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate. These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset backed commercial paper), and notes. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.


The fund will invest at least 25% of its total assets in obligations of banks and other financial institutions. The fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the fund only buys high quality securities with minimal credit risk. Also, the fund only buys securities with remaining maturities of 397 days (approximately 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the fund can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.


Concentration Risk. Because the fund will invest more than 25% of its total assets in obligations of banks and other financial institutions, it may be more sensitive to economic results in that industry. Banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.


Prepayment Risk. When a bond issuer, such as an issuer of asset backed securities, retains the right to pay off a high yielding bond before it comes due, the fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.


Foreign Investment Risk. The fund may invest in money market instruments of foreign issuers that are denominated in US dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability.


An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Premium Class S shares have varied from year to year, which may give some idea of risk. The table shows how the returns for the fund over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


The inception date for Premium Class S is August 4, 1997 and for Prime Reserve Class S is October 15, 1998. Performance figures before these dates for each share class reflect the historical performance of the fund's original share class, DWS Money Market Series -- Managed Shares and in the case of the Prime Reserve Class S shares, are adjusted to reflect the higher gross total annual operating expenses of each class. Managed shares are offered in a different prospectus.

As of December 31, 2005, the fund's 7-day yield was 4.16% for Premium Class S and 4.00% for Prime Reserve Class S. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-728-3337.


The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.


DWS Money Market Series


Annual Total Returns (%) as of 12/31 each year -- Premium Class S THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1996      4.97
1997      5.25
1998      5.46
1999      5.20
2000      6.40
2001      3.93
2002      1.54
2003      0.89
2004      1.19
2005      3.18


2006 Total Return as of June 30: 2.29%


For the periods included in the bar chart:

Best Quarter: 1.63%, Q3 2000              Worst Quarter: 0.19%, Q3 2003

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                      1 Year          5 Years        10 Years
--------------------------------------------------------------------------------
Premium Class S                          3.18            2.14            3.78
--------------------------------------------------------------------------------
Prime Reserve Class S                    3.07            1.99            3.59
--------------------------------------------------------------------------------
Total returns would have been lower if operating expenses hadn't been reduced.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or 1-800-728-3337 or visit our Web site at www.dws-scudder.com.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder of any class listed below, you pay them indirectly.


--------------------------------------------------------------------------------
                                                     Premium      Prime Reserve
Fee Table                                            Class S         Class S
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from                  None             None
your investment
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee(1)                                    0.23%            0.23%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                      None             None
--------------------------------------------------------------------------------
Other Expenses(2),(3)                                 0.05             0.14
--------------------------------------------------------------------------------
Total Annual Operating Expenses(4),(5)                0.28             0.37
--------------------------------------------------------------------------------

(1) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006. Includes 0.10% administration fee.

(2) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.

(3) Restated on an annualized basis to reflect the acquisition of Premium Class AARP shares and Prime Reserve Class AARP shares on July 14, 2006.

(4) From time to time, the advisor may voluntarily waive or reimburse certain expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

(5) Through September 30, 2007 the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 0.28% for Premium Class S shares and 0.37% for Prime Reserve Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.


Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                             1 Year      3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
Premium Class S shares               $129         $90        $157        $356
--------------------------------------------------------------------------------
Prime Reserve Class S shares           38         119         208         468
--------------------------------------------------------------------------------

Other Policies and Risks


While the sections on the previous pages describe the main points of the fund's strategy and risks, there are other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.


For more information


This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

A complete list of the fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the fund's top ten holdings and other information about the fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund


DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The investment advisor


DeIM is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets:

----------------------------------------------------------------------
Fund Name                                             Fee Paid
----------------------------------------------------------------------
DWS Money Market Series                               0.09%*
----------------------------------------------------------------------


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

In addition, under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor for providing most of the fund's administrative services.

On May 5, 2006, shareholders of the fund approved an amended and restated investment management agreement (the "Investment Management Agreement") with the Advisor. Pursuant to the Investment Management Agreement, the Advisor provides continuing investment management of the assets of the fund.

Effective June 1, 2006, the fund pays the Advisor under the Investment Management Agreement a fee, calculated daily and paid monthly, at the annual rate of 0.165% of the fund's average daily net assets up to $1.5 billion, 0.150% of the next $1.75 billion, 0.135% of the next $1.75 billion and 0.120% thereafter.

The DWS Money Market Series shareholder report for the semiannual period ended November 30, 2005 contains a discussion regarding the basis for the Board of Trustees' renewal of the investment management agreement (see "Shareholder reports" on the back cover).


The portfolio managers


A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience in managing money market funds.

Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

      DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

      Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws
      (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

      There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

      Other regulatory matters

      DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Financial Highlights


This table is designed to help you understand the fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).

DWS Money Market Series -- Premium Class S



Years Ended May 31,                             2006       2005       2004      2003        2002
---------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 1.00     $ 1.00     $ 1.00    $ 1.00      $ 1.00
---------------------------------------------------------------------------------------------------
   Net investment income                        .039       .019       .008      .013        .024
---------------------------------------------------------------------------------------------------
   Distributions from net investment income    (.039)     (.019)     (.008)    (.013)      (.024)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 1.00     $ 1.00     $ 1.00    $ 1.00      $ 1.00
---------------------------------------------------------------------------------------------------
Total Return (%)^a                               3.98       1.94        .81      1.29        2.44
---------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)           510        499        512       653         826
---------------------------------------------------------------------------------------------------
Ratio of expenses before expense                 .31        .30        .49       .50         .50
reductions (%)
---------------------------------------------------------------------------------------------------
Ratio of expenses after expense                  .15        .16        .33       .35         .35
reductions (%)
---------------------------------------------------------------------------------------------------
Ratio of net investment income (%)              3.92       1.96        .81      1.24        2.49
---------------------------------------------------------------------------------------------------

^a    Total returns would have been lower had certain expenses not been reduced.

DWS Money Market Series -- Prime Reserve Class S


Years Ended May 31,                             2006       2005       2004      2003        2002
---------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 1.00     $ 1.00     $ 1.00    $ 1.00      $ 1.00
---------------------------------------------------------------------------------------------------
   Net investment income                        .038       .018       .007      .011        .023
---------------------------------------------------------------------------------------------------
   Distributions from net investment income    (.038)     (.018)     (.007)    (.011)      (.023)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 1.00     $ 1.00     $ 1.00    $ 1.00      $ 1.00
---------------------------------------------------------------------------------------------------
Total Return (%)^a                               3.86       1.78        .66      1.14        2.29
---------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            41         48         38        48          49
---------------------------------------------------------------------------------------------------
Ratio of expenses before expense                 .43        .46        .64       .65         .65
reductions (%)
---------------------------------------------------------------------------------------------------
Ratio of expenses after expense                  .27        .32        .49       .50         .50
reductions (%)
---------------------------------------------------------------------------------------------------
Ratio of net investment income (%)              3.77       1.80        .65      1.09        2.34
---------------------------------------------------------------------------------------------------

^a    Total returns would have been lower had certain expenses not been reduced.

How to Invest in the Fund


The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with DWS Scudder, all of this information applies to you.



If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

How to Buy, Sell and Exchange Shares

Buying Shares: Use these instructions to invest directly. Please make your checks payable to "DWS Scudder."

================================================================================
First investment                          Additional investments
================================================================================
$10,000 or more for Prime Reserve         $50 or more for regular accounts and
Class S; $25,000 or more for Premium      IRA accounts
Class S
                                          $50 or more with an Automatic
                                          Investment Plan
================================================================================
By mail or express mail (see below)

 o Fill out and sign an application       Send a DWS investment slip or
                                          short note that includes:
 o Send it to us at the appropriate
   address, along with an investment      o fund and class name
   check
                                          o account number

                                          o check payable to "DWS Scudder "

================================================================================
By wire

o Call 1-800-728-3337 for instructions    o Call 1-800-728-3337 for instructions
================================================================================
By phone

Not available                             o Call 1-800-728-3337 for instructions
================================================================================
With an automatic investment plan

o Fill in the information on your         o To set up regular investments from a
  application and include a voided check    bank checking account, call
                                            1-800-728-3337
================================================================================
Using QuickBuy

Not available                             o Call 1-800-728-3337 to
                                            make sure QuickBuy is set up on your
                                            account; if it is, you can request a
                                            transfer from your bank account of
                                            any amount between $50 and $250,000
================================================================================
On the Internet

o Go to "funds and prices" at             o Call 1-800-728-3337 to ensure you
  www.dws-scudder.com                       have electronic services

o Print out a prospectus and a new        o Register at www.dws-scudder.com
  account application
                                          o Follow the instructions for buying
o Complete and return the application       shares with money from your bank
  with your check                           account
================================================================================


--------------------------------------------------------------------------------
Regular mail:
First Investment: DWS Scudder, PO Box 219669, Kansas City, MO 64121-9669 Additional Investments: DWS Scudder, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
DWS Scudder, 210 West 10th Street, Kansas City, MO 64105-1614

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with DWS Scudder.

================================================================================
Exchanging into another fund              Selling shares
================================================================================
To open a new account: same minimum as    Some transactions, including most for
for a new investment                      over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
For exchanges between existing accounts:  you're in doubt, see page 26
$50 or more
================================================================================
By phone or wire

o Call 1-800-728-3337 for instructions    o Call 1-800-728-3337 for instructions
================================================================================
Using the Automated Information Line

o Call 1-800-728-3337 for instructions    o Call 1-800-728-3337 for instructions
================================================================================
By mail or express mail
(see previous page)

Your instructions should include:         Your instructions should include:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your         o a daytime telephone number
  account

o a daytime telephone number
================================================================================
With an automatic withdrawal plan

Not available                             o To set up regular cash payments from
                                            a DWS fund account, call
                                            1-800-728-3337
================================================================================
Using QuickSell

Not available                             o Call 1-800-728-3337 to
                                            make sure QuickSell is set up on
                                            your account; if it is, you can
                                            request a transfer to your bank
                                            account of any amount between $50
                                            and $250,000
================================================================================
Using Checkwriting

Not available                             o Write a check on your
                                            account. See page 25 for
                                            checkwriting minimums.
================================================================================
On the Internet

o Register at www.dws-scudder.com         o Register at www.dws-scudder.com

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
================================================================================

Policies You Should Know About


Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through financial advisors.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.

Keep in mind that the information in this prospectus applies only to the fund's Class S shares. The fund has two other share classes. The fund's additional classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call 1-800-728-3337.


Policies about transactions


The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day at 5:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled of suspensions of trading. You can place an order to buy or sell shares at any time that the fund is open for business. Orders received between 4:00 p.m. and 5:00 p.m. Eastern time may be rejected based on certain guidelines described in the Statement of Additional Information.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Questions? You can speak to a DWS Scudder representative between 9 a.m. and 6 p.m. Eastern time on any fund business day by calling 1-800-728-3337.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.


We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.


We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated. In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Payments transmitted through the Federal Reserve Wire System are in federal funds. Check or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing the order.

Wire investments that arrive by 5:00 p.m. Eastern time will receive that day's dividend. All other investments will start to accrue dividends the next business day after your purchase is processed.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. Redemption by wire is not available after 4:00 p.m. Eastern time, but redemptions by other available means may be made until 5:00 p.m. Eastern time.

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on DWS funds generally and on accounts held directly at DWS Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

----------------------------------------------------------------------
For Class S Shares
----------------------------------------------------------------------
Call the Automated Information Line at 1-800-728-3337
----------------------------------------------------------------------

QuickBuy and QuickSell enables you to set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-728-3337.

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the fund cannot accept cash, money orders, traveler's checks, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

Checkwriting enables you to sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

The fund accepts Automated Clearing House ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number, you authorize us to redeem fund shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. In case of errors or questions about your transactions or pre-authorized transfers please telephone 1-800-728-3337 or write (DWS Scudder, PO Box 219669, Kansas City, MO 64121-9669) the Shareholder Service Agent as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. You must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to www.dws- scudder.com.

Telephone and electronic transactions. Generally, you are automatically entitled to telephone and electronic transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at 1-800-728-3337 at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.


We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.


Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are other circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank's wire payment system. For additional circumstances where redemption proceeds could be delayed, please see "Other rights we reserve."


You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

How the fund calculates share price


To calculate net asset value per share, or NAV, each share class uses the following equation:


                 TOTAL ASSETS - TOTAL LIABILITIES
                ----------------------------------    =  NAV
                TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.


In valuing securities, we typically use amortized cost (the method used by most money market funds) to account for any premiums or discounts above or below the face value of any securities the fund buys and rounds the per share NAV to the nearest whole cent.


Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reasons


o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

o close your account and send you the proceeds if your balance falls below the minimum for your share class, which is $7,500 for Prime Reserve Class S and $20,000 for Premium Class S; in either case, we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares)

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimums at any time)

o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes


The fund intends to distribute to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) A fund may not always pay a distribution for a given period.

The fund intends to declare income dividends daily and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), sent to you by check or wired to your bank account of record. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The fund does not expect to distribute gains taxable as capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is treated the same as a sale.


You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences of an investment in the fund. Additional information may be found in the fund's Statement of Additional Information.


Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information


Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call 1-800-728-3337 or contact DWS Scudder at the address listed below. The fund's SAI and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.


DWS Scudder                  SEC                      Distributor
--------------------------------------------------------------------------------
PO Box 219669                100 F Street, N.E.       DWS Scudder Distributors,
Kansas City, MO 64121-9669   Washington, D.C.         Inc.
www.dws-scudder.com          20549-0102               222 South Riverside Plaza
1-800-728-3337               www.sec.gov              Chicago, IL 60606-5808
                             1-800-SEC-0330           1-800-621-1148
SEC File Number:

DWS Money Market Trust              811-3495


                                                              [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

                                 OCTOBER 1, 2006




                                   PROSPECTUS

                                -----------------


                             DWS Money Market Series
                     (formerly Scudder Money Market Series)




--------------------------------------------------------------------------------


                              Institutional Shares

                                  (Fund #2403)



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.



                           ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                            Deutsche Bank Group

Contents
--------------------------------------------------------------------------------

     How the Fund Works                        How to Invest in the Fund

       4  The Fund's Main Investment            18  How to Buy Shares
          Strategy
                                                19  How to Sell Shares
       6  The Main Risks of Investing in
          the Fund                              20  Policies You Should Know
                                                    About
       8  The Fund's Performance History
                                                27  Understanding Distributions
       9  How Much Investors Pay                    and Taxes

      10  Other Policies and Risks

      11  Who Manages and Oversees
          the Fund

      16  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect its performance.


Whether you are considering investing in the fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

You can access all Institutional DWS Scudder money fund prospectuses on-line at www.moneyfunds.deam-us.db.com.

--------------------------------------------------------------------------------
                                                        ticker symbol     ICAXX

                                                           fund number     2403



  DWS Money Market Series
  (formerly Scudder Money Market Series)
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital and the fund's investment policies. The fund pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements.

While the fund's advisor gives priority to earning income and maintaining the value of the fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

The fund seeks to achieve its goal of current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. The fund follows two policies designed to maintain a stable share price:

o Fund securities are denominated in US dollars and generally have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

- are unrated, but are determined to be of comparable quality by the advisor; or

   - have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the advisor.

Principal investments

The fund primarily invests in the following types of investments:

The fund may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate. These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset backed commercial paper) and notes. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.


The fund will invest at least 25% of its total assets in obligations of banks and other financial institutions. The fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the prices of short-term investments fluctuate less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the fund only buys high quality securities with minimal credit risk. Also, the fund only buys securities with remaining maturities of 397 days (approximately 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the fund can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.


Concentration Risk. Because the fund will invest more than 25% of its total assets in obligations of banks and other financial institutions, it may be more sensitive to economic results in that industry. Banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.


Prepayment Risk. When a bond issuer, such as an issuer of asset backed securities, retains the right to pay off a high yielding bond before it comes due, the fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.


Foreign Investment Risk. The fund may invest in money market instruments of foreign issuers that are denominated in US dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability.


An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Institutional Shares have varied from year to year, which may give some idea of risk. The table shows how the fund's Institutional Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


As of December 31, 2005, the Institutional Shares 7-day yield was 4.19%. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-730-1313.


The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.


DWS Money Market Series


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998      5.52
1999      5.26
2000      6.52
2001      4.14
2002      1.74
2003      1.09
2004      1.30

2005      3.19


2006 Total Return as of June 30: 2.30%


For the periods included in the bar chart:


Best Quarter: 1.68%, Q4 2000              Worst Quarter: 0.24%, Q3 2003




Average Annual Total Returns (%) as of 12/31/2005


--------------------------------------------------------------------------------
                            1 Year              5 Years        Since Inception*
--------------------------------------------------------------------------------
Institutional Shares         3.19                2.29                3.68
--------------------------------------------------------------------------------
*    Inception date is August 4, 1997.

Total returns would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or 1-800-730-1313 or visit our Web site at www.moneyfunds.deam-us.db.com.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                                 Institutional Shares
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment              None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------

Management  Fee(1)                                                0.23%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                  None
--------------------------------------------------------------------------------
Other Expenses(2)                                                  0.01
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    0.24
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement(3),(4)                        0.09
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)(3), (4)            0.15
--------------------------------------------------------------------------------

(1) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006. Includes 0.10% administration fee.

(2) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.

(3) From time to time, the advisor may voluntarily waive or reimburse certain expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

(4) Through September 30, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 0.15% for Institutional Shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of the fund's Institutional Shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Institutional Shares        $415           $368          $326           $372
--------------------------------------------------------------------------------

Other Policies and Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are other issues to know about:


o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


A complete list of the fund's portfolio holdings is posted on www.moneyfunds.deam-us.db.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the fund's top ten holdings and other information about the fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund


DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The investment advisor


DeIM is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

The Advisor receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.09%* of its average daily net assets.

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

In addition, under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor for providing most of the fund's administrative services.

On May 5, 2006, shareholders of the fund approved an amended and restated investment management agreement (the "Investment Management Agreement") with the Advisor. Pursuant to the Investment Management Agreement, the Advisor provides continuing investment management of the assets of the fund.

Effective June 1, 2006, the fund pays the Advisor under the Investment Management Agreement a fee, calculated daily and paid monthly, at the annual rate of 0.165% of the fund's average daily net assets up to $1.5 billion, 0.150% of the next $1.75 billion, 0.135% of the next $1.75 billion and 0.120% thereafter.

The DWS Money Market Series shareholder report for the semiannual period ended November 30, 2005 contains a discussion regarding the basis for the Board of Trustees' renewal of the investment management agreement (see "Shareholder reports" on the back cover).


The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience in managing money market funds.

Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

   DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

   Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Financial Highlights

This table is designed to help you understand the financial performance of the fund's Institutional Shares in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).


DWS Money Market Series -- Institutional Shares

Years Ended May 31,                          2006    2005   2004   2003    2002
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period       $ 1.00  $ 1.00 $ 1.00 $ 1.00  $ 1.00
--------------------------------------------------------------------------------
   Net investment income                     .039    .020   .010   .015    .026
--------------------------------------------------------------------------------
   Distributions from net investment income (.039)  (.020) (.010) (.015)  (.026)
--------------------------------------------------------------------------------
Net asset value, end of period             $ 1.00  $ 1.00 $ 1.00 $ 1.00  $ 1.00
--------------------------------------------------------------------------------
Total Return (%)^a                           4.02    1.98    .99   1.50    2.64
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)      8,637  12,214  8,646  9,261   3,919
--------------------------------------------------------------------------------
Ratio of expenses before expense              .28     .27    .34    .35     .35
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense               .12     .13    .15    .15     .15
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)           3.89    1.99    .99   1.44    2.69
--------------------------------------------------------------------------------

^a   Total returns would have been lower had certain expenses not been reduced.

How to Invest in the Fund


The following pages tell you how to invest in this fund and what to expect as a shareholder. If you're investing directly with DWS Scudder, all of this information applies to you.

How to Buy Shares


Use these instructions to invest directly with DWS Scudder. Please make your checks payable to "DWS Scudder."

================================================================================
First investment                         Additional investments
================================================================================
$1,000,000 or more for all accounts      No minimum amount
================================================================================
By mail or express mail (see below)

o Fill out and sign a purchase           o Send a check and a letter with your
  application                              name, account number, the full name
                                           of the fund and class and your
o Send it to us at the address below,      investment instructions to us at the
  along with an investment check           address below
================================================================================
By wire

o Call 1-800-730-1313 to open            o Instruct the wiring bank to transmit
  an account and get an account number     the specified amount to State Street
                                           Bank and Trust Company with the
o Instruct wiring bank to transmit the     information stated to the left
  specified amount to:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02110
  ABA#0110-0002-8
  DDA#9902-810-2
  Attn: Money Market Series --
  Institutional Shares #2403

  Account (name(s) in which registered)

  Account Number and amount invested in
  each fund

o Complete a purchase application and
  send it to us at the address below
================================================================================


--------------------------------------------------------------------------------

Regular, express, registered or certified mail:
Deutsche Asset Management Institutional Money Funds; Client Services, 210 West 10th Street, Kansas City, MO 64105-1614

Phone number: 1-800-730-1313


E-mail address: ifunds@dws.com

How to Sell Shares


Use these instructions to sell shares in an account opened directly with DWS Scudder.

================================================================================
Selling shares

================================================================================
By Expedited         If Expedited Redemption Service has been elected on the
Redemption Service   Purchase Application on file with the Transfer Agent,
                     redemption of shares may be requested by:

                     o telephoning Client Services at 1-800-730-1313
================================================================================
By mail or           Write a letter that includes:
express mail
                     o the fund, class and account number from which you want to sell shares

                     o the dollar amount or number of shares you want to sell

                     o your name(s), signature(s) and address, as they appear on your account

                     o a daytime telephone number

                     Mail the letter to:

                       Deutsche Asset Management
                       Institutional Money Funds -- Client Services
                       210 West 10th Street
                       Kansas City, MO 64105-1614
================================================================================

Policies You Should Know About


Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through financial advisors.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.


Keep in mind that the information in this prospectus applies only to the fund's Institutional Shares. The fund's additional share classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-730-1313.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day at 5:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading. You can place an order to buy or sell shares at any time that the fund is open for business. Orders received between 4:00 p.m. and 5:00 p.m. Eastern time may be rejected based on certain guidelines described in the Statement of Additional Information.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Questions? You can speak to a DWS Scudder Institutional Cash Specialist between 8:30 a.m. and 6:00 p.m. Eastern time on any fund business day by calling 1-800-730-1313.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund then we may reject your application and order.


The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated. In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.


If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Wire purchase orders that arrive, are accepted and are funded before 5:00 p.m. Eastern time will be processed that day. Those that arrive and are accepted by 5:00 p.m. Eastern time, but are not funded by that time, will usually be processed the same day as long as the wire funds arrive before the close of the Federal Reserve Wire System.

Payments transmitted through the Federal Reserve Wire System are in federal funds. Checks or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing that order.

Expedited Redemption Service orders that arrive before 12:00 noon Eastern time will be processed that day, and, if possible, those arriving between noon and 4:00 p.m. will be processed that day as well. Expedited Redemption Service is not available between 4:00 p.m. and 5:00 p.m., but redemptions by other available means may be made until 5:00 p.m. Eastern time.


Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


Wire investments that arrive by 5:00 p.m. Eastern time will receive that day's dividend. Investments you make by other methods will start to accrue dividends the next business day after your purchase is processed. When you sell shares with Expedited Redemption Service and we process your order the same day we receive it, you won't get that day's dividend. In other cases, you will receive the dividend for the day on which your shares are sold.


Telephone and electronic transactions. Generally, you are automatically entitled to telephone and electronic transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at 1-800-730-1313 at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application.


Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.


Earlier deadlines may be established for certain types of transactions. See the fund's Statement of Additional Information for more information.

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, traveler's checks, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.


With same-day redemptions through Expedited Redemption Service ("ERS"), money from shares you sell is normally sent out the same day we receive your order, although redemptions through ERS may be sent out the next business day.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are other circumstances when it could be longer (with respect to both ERS and other redemption orders): when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank's wire payment system. For additional circumstances where redemption proceeds could be delayed, please see "Other rights we reserve."


You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

How the fund calculates share price

To calculate net asset value per share, or NAV, for this share class, the fund uses the following equation:

                  TOTAL ASSETS - TOTAL LIABILITIES
            --------------------------------------------  =  NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

In valuing securities, we typically use amortized cost (the method used by most money market funds) to account for any premiums or discounts above or below the face value of any securities the fund buys and rounds the per share NAV to the nearest whole cent.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reasons


o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and /or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability


o close your account and send you the proceeds if your balance falls below $1,000,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)


o change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time)


o  reject or limit purchases of shares for any reason without prior notice

o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a portfolio or the fair determination of the value of a portfolio's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes


The fund intends to distribute to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) A fund may not always pay a distribution for a given period.


The fund intends to declare income dividends daily and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.


You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), sent to you by check or wired to your bank account of record. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The fund does not expect to distribute gains taxable as capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is treated the same as a sale.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences of an investment in the fund. Additional information may be found in the fund's Statement of Additional Information.


Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. For more copies, call 1-800-730-1313.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


If you'd like to ask for copies of these documents, please contact Deutsche Asset Management c/o DWS Scudder, your financial services firm or the SEC (see below). The fund's SAI and shareholder reports are also available through the Deutsche Asset Management Institutional Money Funds Web site at www.moneyfunds.deam-us.db.com. If you like, you can look over these materials and other information about the fund at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Deutsche Asset Management c/o DWS Scudder and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Deutsche Asset Management c/o DWS Scudder at 1-800-730-1313.


Deutsche Asset Management     SEC                 Distributor

c/o DWS Scudder
--------------------------------------------------------------------------------
Institutional Money Funds --  100 F Street, N.E.  DWS Scudder Distributors, Inc.
Client Services               Washington, D.C.    222 South Riverside Plaza
210 West 10th Street          20549-0102          Chicago, IL 60606-5808
Kansas City, MO 64105-1614    www.sec.gov
E-mail: ifunds@dws.com        1-800-SEC-0330
www.moneyfunds.deam-
us.db.com
1-800-730-1313




SEC File Number:

DWS Money Market Trust              811-3495

                                                             [DWS SCUDDER Logo]
                                                            Deutsche Bank Group

                                 OCTOBER 1, 2006



                                    PROSPECTUS

                                 -----------------


                             DWS Money Market Series
                     (formerly Scudder Money Market Series)




--------------------------------------------------------------------------------




                                  Managed Shares
                                  (Fund #2023)



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.




                            ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

Contents


     How the Fund Works                        How to Invest in the Fund


       4  The Fund's Main Investment            18  How to Buy Shares
          Strategy
                                                19  How to Exchange or Sell
       6  The Main Risks of Investing               Shares
          in the Fund
                                                20  Policies You Should Know
       8  The Fund's Performance History            About

       9  How Much Investors Pay                28  Understanding Distributions
                                                    and Taxes
      10  Other Policies and Risks

      11  Who Manages and Oversees
          the Fund

      16  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect its performance.



Whether you are considering investing in the fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.


Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.


You can access all DWS prospectuses on-line at www.dws-scudder.com.

                                                        ticker symbol     MCAXX
                                                          fund number     2023

DWS Money Market Series
(formerly Scudder Money Market Series)


The Fund's Main Investment Strategy

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital and the fund's investment policies. The fund pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements.

While the fund's advisor gives priority to earning income and maintaining the value of the fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

The fund seeks to achieve its goal of current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. The fund follows two policies designed to maintain a stable share price:

o Fund securities are denominated in US dollars and generally have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

     - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

     - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

     - are unrated, but are determined to be of comparable quality by the advisor; or

     - have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the advisor.

Principal investments

The fund primarily invests in the following types of investments:

The fund may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate. These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset backed commercial paper) and notes. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.


The fund will invest at least 25% of its total assets in obligations of banks and other financial institutions. The fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the prices of short-term investments fluctuate less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the fund only buys high quality securities with minimal credit risk. Also, the fund only buys securities with remaining maturities of 397 days (approximately 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the fund can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.


Concentration Risk. Because the fund will invest more than 25% of its total assets in obligations of banks and other financial institutions, it may be more sensitive to economic results in that industry. Banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.


Prepayment Risk. When a bond issuer, such as an issuer of asset backed securities, retains the right to pay off a high yielding bond before it comes due, the fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.


Foreign Investment Risk. The fund may invest in money market instruments of foreign issuers that are denominated in US dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability.


An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns of the fund's Managed Shares have varied from year to year, which may give some idea of risk. The table shows how the fund's Managed Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


As of December 31, 2005, the Managed Shares 7-day yield was 4.16%. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-730-1313.


The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.


DWS Money Market Series



Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1996      4.97
1997      5.21
1998      5.33
1999      5.16
2000      6.33
2001      3.98
2002      1.59
2003      0.97
2004      1.26
2005      3.15




2006 Total Return as of June 30: 2.29%
For the periods included in the bar chart:
Best Quarter: 1.64%, Q4 2000              Worst Quarter: 0.20%, Q3 2003



Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Managed Shares                             3.15          2.18           3.78
--------------------------------------------------------------------------------
Total returns would have been lower if operating expenses hadn't been reduced.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or 1-800-730-1313 or visit our Web site at www.moneyfunds.deam-us.db.com.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table                                                    Managed Shares
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment              None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee(1)                                               0.23%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                  0.05
--------------------------------------------------------------------------------
Other Expenses(2)                                                 0.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                   0.36
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement(3), (4)                       0.16
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)(3), (4)           0.20
--------------------------------------------------------------------------------

(1) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006. Includes 0.10% administration fee.

(2) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.

(3) From time to time, the advisor may voluntarily waive or reimburse certain expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

(4) Through September 30, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 0.20% for the Managed Shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of the fund's Managed Shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Managed Shares                $20           $99           $186          $440
--------------------------------------------------------------------------------

Other Policies and Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are other issues to know about:


o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


A complete list of the fund's portfolio holdings is posted on www.moneyfunds.deam-us.db.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the fund's top ten holdings and other information about the fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund


DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The investment advisor


DeIM is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

The Advisor receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.09%* of its average daily net assets.


* Reflecting the effect of expense limitation and/or fee waivers then in effect.

In addition, under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor for providing most of the fund's administrative services.

On May 5, 2006, shareholders of the fund approved an amended and restated investment management agreement (the "Investment Management Agreement") with the Advisor. Pursuant to the Investment Management Agreement, the Advisor provides continuing investment management of the assets of the fund.

Effective June 1, 2006, the fund pays the Advisor under the Investment Management Agreement a fee, calculated daily and paid monthly, at the annual rate of 0.165% of the fund's average daily net assets up to $1.5 billion, 0.150% of the next $1.75 billion, 0.135% of the next $1.75 billion and 0.120% thereafter.

The DWS Money Market Series shareholder report for the semiannual period ended November 30, 2005 contains a discussion regarding the basis for the Board of Trustees' renewal of the investment management agreement (see "Shareholder reports" on the back cover).


The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience in managing money market funds.

Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

               DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately

               $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

               Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Financial Highlights

This table is designed to help you understand the financial performance of the fund's Managed Shares in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).


DWS Money Market Series -- Managed Shares

Years Ended May 31,                            2006   2005   2004    2003   2002
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period         $ 1.00  $ 1.00 $ 1.00 $ 1.00  $ 1.00
----------------------------------------------------------------------------------
   Net investment income                       .039    .019   .009   .013    .025
----------------------------------------------------------------------------------
   Distributions from net investment income   (.039)  (.019) (.009) (.013)  (.025)
----------------------------------------------------------------------------------
Net asset value, end of period               $ 1.00  $ 1.00 $ 1.00 $ 1.00  $ 1.00
----------------------------------------------------------------------------------
Total Return (%)^a                              3.98    1.94    .91   1.34    2.49
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)          454     430    451    588     672
----------------------------------------------------------------------------------
Ratio of expenses before expense                .32     .31    .48    .50     .50
reductions (%)
----------------------------------------------------------------------------------
Ratio of expenses after expense                 .15     .17    .24    .30     .30
reductions (%)
----------------------------------------------------------------------------------
Ratio of net investment income (%)             3.93    1.95    .90   1.29    2.54
----------------------------------------------------------------------------------

^a Total returns would have been lower had certain expenses not been reduced.

How to Invest in the Fund


The following pages tell you how to invest in this fund and what to expect as a shareholder. If you're investing directly with DWS Scudder, all of this information applies to you.



If you're investing through a "third party provider" -- for example, a brokerage firm or bank -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares


Use these instructions to invest directly with DWS Scudder. Please make your checks payable to "DWS Scudder."

================================================================================
First investment                         Additional investments

================================================================================
$100,000 or more for all accounts        $1,000 or more for regular accounts
                                         $100 or more for IRAs
                                         $50 or more with an Automatic
                                         Investment Plan
================================================================================


By mail or express mail (see below)      o Send a check and a DWS Scudder
o Fill out and sign an application         investment slip to us at the
                                           appropriate address below



o Send it to us at the appropriate       o If you don't have an investment slip,
  address, along with an investment        simply include a letter with your
  check                                    name, account number, the full name
                                           of the fund and class, and your
                                           investment instructions
================================================================================
By wire

o Call 1-800-730-1313 for instructions   o Call 1-800-730-1313 for instructions


o Instruct wiring bank to transmit the   o Instruct the wiring bank to transmit
  specified amount to:                     the specified amount to State Street
                                           Bank and Trust Company with the
  State Street Bank and Trust Company      information stated to the left
  225 Franklin Street
  Boston, MA 02110
  ABA#0110-0002-8
  DDA#9902-810-2
  Attn: Money Market Series --
  Managed Shares #2023

================================================================================
By phone


Not available                            o Call 1-800-730-1313 for instructions

================================================================================
With an automatic investment plan

Not available                            o To set up regular investments from a
                                           bank checking account, call
                                           1-800-730-1313
================================================================================
Using QuickBuy



Not available                            o Call 1-800-730-1313 to make sure
                                           QuickBuy is set up on your account;
                                           if it is, you can request a transfer
                                           from your bank account of any amount
                                           between $50 and $250,000


================================================================================

On the Internet


o Go to www.moneyfunds.deam-us.db.com    o Call 1-800-730-1313 to ensure you
                                           have enabled electronic services
o Print out a prospectus and a new
  account application                    o Register at
                                           www.moneyfunds.deam-us.db.com
o Complete and return the application
  with your check                        o Follow instructions for buying shares
                                           with money from your bank account

================================================================================




Regular, express, registered or certified mail:
Deutsche Asset Management Institutional Money Funds; Client Services, 210 West 10th Street, Kansas City, MO 64105-1614



Phone number: 1-800-730-1313

How to Exchange or Sell Shares


Use these instructions to exchange or sell shares in an account opened directly with DWS Scudder.

================================================================================
Exchanging into another fund             Selling shares
================================================================================
To open a new account: same minimum as   Some transactions, including most for
for a new investment                     over $100,000, can only be ordered in
                                         writing with a signature guarantee; if
For exchanges between existing           you're in doubt, see page 25
accounts: $1,000 or more

================================================================================
By phone or wire

o Call 1-800-730-1313 for instructions   o Call 1-800-730-1313 for instructions
================================================================================

Using the Automated Information Line

o Call 1-800-728-3337 for instructions   o Call 1-800-728-3337 for instructions
================================================================================
By mail or express mail
(see previous page)


Write a letter that includes:            Write a letter that includes:

o the fund, class and account number     o the fund, class and account number
  you're exchanging out of                 from which you want to sell shares

o the dollar amount or number of shares  o the dollar amount or number of shares
  you want to exchange                     you want to sell

o the name and class of the fund you     o your name(s), signature(s) and
  want to exchange into                    address, as they appear on your
                                           account
o your name(s), signature(s) and
  address, as they appear on your        o a daytime telephone number
  account

o a daytime telephone number
================================================================================
With an automatic withdrawal plan


Not available                            o To set up regular cash payments from
                                           a DWS Scudder fund account, call
                                           1-800-730-1313
================================================================================
Using QuickSell

Not available                            o Call 1-800-730-1313 to make sure
                                           QuickSell is set up on your account;
                                           if it is, you can request a transfer
                                           to your bank account of any
                                           amount between $50 and $250,000

================================================================================
Using Checkwriting

Not available                            o Call 1-800-730-1313 for instructions
================================================================================
On the Internet


o Register at                            Not available
  www.moneyfunds.deam-us.db.com


o Follow instructions for making
  on-line changes
================================================================================

Policies You Should Know About


Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through financial advisors.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.


Keep in mind that the information in this prospectus applies only to the fund's Managed Shares. The fund's additional share classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-730-1313.

Policies about transactions


The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day at 5:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading. You can place an order to buy or sell shares at any time that the fund is open for business. Orders received between 4:00 p.m. and 5:00 p.m. Eastern time may be rejected based on certain guidelines described in the Statement of Additional Information.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Questions? You can speak to a DWS Scudder representative between 9 a.m. and 6 p.m. Eastern time on any fund business day by calling 1-800-730-1313.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund then we may reject your application and order.


The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated. In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.


If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.


Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


Payments transmitted through the Federal Reserve Wire System are in federal funds. Checks or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing the order.


Wire investments that arrive by 5:00 p.m. Eastern time will receive that day's dividend. Investments you make by other methods will start to accrue dividends the next business day after your purchase is processed. However, redemption by wire is not available after 4:00 p.m. Eastern time, but redemptions by other available means may be made until 5:00 p.m. Eastern time.

Automated phone information is available 24 hours a day. You can use our automated phone services to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use this service to make exchanges and sell shares.

QuickBuy and QuickSell enable you to set up a link between a DWS Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-730-1313.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.dws- scudder.com to get up-to-date information, review balances or even place orders for exchanges.

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, traveler's checks, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

Checkwriting enables you to sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that with this fund, you should not write checks for less than $1,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.


Effective on or about May 8, 2006, the fund accepts Automated Clearing House ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number, you authorize us to redeem fund shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. In case of errors or questions about your transactions or pre-authorized transfers please telephone 1-800-728-3337 or write (DWS Scudder, PO Box 219669 Kansas City, MO 64121-9669) the Shareholder Service Agent as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. You must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.

Telephone and electronic transactions. Generally, you are automatically entitled to telephone and electronic transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at 1-800-730-1313 at a later date.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The fund can only accept wires of $100 or more.

Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.


Earlier deadlines may be established for certain types of transactions. See the fund's Statement of Additional Information for more information.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.


Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.


Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are other circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank's wire payment system. For additional circumstances where redemption proceeds could be delayed, please see "Other rights we reserve."


You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

How the fund calculates share price

To calculate net asset value per share, or NAV, for this share class, the fund uses the following equation:


                  TOTAL ASSETS - TOTAL LIABILITIES
            --------------------------------------------  =  NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

In valuing securities, we typically use amortized cost (the method used by most money market funds) to account for any premiums or discounts above or below the face value of any securities the fund buys and rounds the per share NAV to the nearest whole cent.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reasons


o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability


o close your account and send you the proceeds if your balance falls below $100,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)


o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimums at any time)


o  reject or limit purchases of shares for any reason without prior notice


o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a portfolio or the fair determination of the value of a portfolio's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes


The fund intends to distribute to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) A fund may not always pay a distribution for a given period.


The fund intends to declare income dividends daily and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.



You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The fund does not expect to distribute gains taxable as capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is treated the same as a sale.


You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences of an investment in the fund. Additional information may be found in the fund's Statement of Additional Information.


Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

Notes
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To Get More Information


Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. For more copies, call 1-800-730-1313.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Deutsche Asset Management c/o DWS Scudder, your financial services firm or the SEC (see below). The fund's SAI and shareholder reports are also available through the Deutsche Asset Management Institutional Money Funds Web site at www.moneyfunds.deam-us.db.com. If you like, you can look over these materials and other information about the fund at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Deutsche Asset Management c/o DWS Scudder and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Deutsche Asset Management c/o DWS Scudder at 1-800-730-1313.


Deutsche Asset
Management
c/o DWS Scudder               SEC                      Distributor
--------------------------------------------------------------------------------
Institutional Money Funds --  100 F Street, N.E.       DWS Scudder Distributors,
Client Services               Washington, D.C.         Inc.
210 West 10th Street          20549-0102               222 South Riverside Plaza
Kansas City, MO 64105-1614    www.sec.gov              Chicago, IL 60606-5808
E-mail: ifunds@dws.com        1-800-SEC-0330
www.moneyfunds.deam-
us.db.com
1-800-730-1313



SEC File Number:
DWS Money Market Trust              811-3495


                                                              [DWS SCUDDER Logo]
(10/01/06) 23-2-106        Printed on recycled paper.        Deutsche Bank Group




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                             DWS MONEY MARKET TRUST
                      (FORMERLY SCUDDER MONEY MARKET TRUST)



                             DWS Money Market Series
               (formerly Scudder Money Market Series) (the "Fund")




                              Prime Reserve Class S



                                 Premium Class S



                              Institutional Shares

                                 Managed Shares











                       STATEMENT OF ADDITIONAL INFORMATION


                                 October 1, 2006

This Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectus for the Fund, dated October 1, 2006, as amended from time to time, a copy of which may be obtained without charge by contacting DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1148 or from the firm from which this Statement of Additional Information was obtained. It is also available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

The Annual Report to Shareholders of the Fund, dated May 31, 2006, accompanies this Statement of Additional Information and is incorporated by reference into and is hereby deemed to be part of this Statement of Additional Information.


This Statement of Additional Information is incorporated by reference into the prospectus.

                                TABLE OF CONTENTS
                                                                            Page


INVESTMENT RESTRICTIONS........................................................1

INVESTMENT POLICIES AND TECHNIQUES.............................................2
   Portfolio Holdings Information.............................................13

MANAGEMENT OF THE FUND........................................................14
   Investment Advisor.........................................................14
   Underwriter................................................................21

 PORTFOLIO TRANSACTIONS.......................................................22

SERVICE PROVIDERS.............................................................24
   Independent Registered Public Accounting Firm and Reports to Shareholders..24
   Legal Counsel..............................................................25
   Custodian..................................................................25
   Transfer Agent and Shareholder Service Agent...............................25

PURCHASE AND REDEMPTION OF SHARES.............................................26

TAXES.........................................................................40

NET ASSET VALUE...............................................................43

TRUSTEES AND OFFICERS.........................................................44

TRUST ORGANIZATION............................................................61

PROXY VOTING GUIDELINES.......................................................63

ADDITIONAL INFORMATION........................................................64

FINANCIAL STATEMENTS..........................................................65

APPENDIX......................................................................66

                             INVESTMENT RESTRICTIONS

Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Fund's objective will be met.


DWS Money Market Series has elected to be classified as a diversified series of an open-end investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.


Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

As a matter of fundamental policy, the Fund may not:

(1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;


(5) purchase or sell commodities, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority have jurisdiction, from time to time;


(6) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; or


(7) concentrate its investments in any particular industry (excluding US Government Obligations), as that term is used in the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time; except that the Fund will invest more than 25% of its total assets in the obligations of banks and other financial institutions.




As a matter of non-fundamental policy, the Fund currently does not intend to:

(1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

(2) lend portfolio securities in an amount greater than 5% of its total assets; or

(3) acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                       INVESTMENT POLICIES AND TECHNIQUES

DWS Money Market Series (the "Fund") is a diversified investment portfolio of DWS Money Market Trust (the "Trust"), a professionally managed open-end, management investment company. The Fund seeks to provide investors with as high a level of current income as is consistent with liquidity, preservation of capital and the Fund's investment policies. The Fund pursues its goal by investing exclusively in high-quality short-term securities, as well as certain repurchase agreements.

The Fund invests exclusively in a broad range of high quality short-term securities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. The fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. These securities consist of obligations issued or guaranteed by the US Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit ("CDs"), bankers' acceptances and variable amount master demand notes.

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in US bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the US parent) that have at least $1 billion in total assets at the time of investment. "US banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets of less than $1 billion at the time of the investment provided they meet the conditions set forth under "Banks and Savings and Loan Obligations" herein. The Fund may invest in US dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) have more than US $10 billion, or the equivalent in other currencies, in total assets;
(ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the US; and the obligations must be, in the opinion of Deutsche Investment Management Americas Inc. (the "Advisor"), of an investment quality comparable to obligations of US banks in which the Fund may invest.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund may not invest more than 10% of the value of its total assets in illiquid securities including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.

The Fund may invest in US dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of US banks under circumstances where the instruments are guaranteed as to principal and interest by the US bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Advisor believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by US banks than in the case of other foreign money market instruments. There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting US banks or Canadian affiliates of US banks. In addition, foreign banks are not subject to examination by any US Governmental agency or instrumentality.

Except for obligations of foreign banks and foreign branches of US banks, the Fund will not invest in the securities of foreign issuers. The Fund will invest more than 25% of the current value of its total assets in the obligations of banks and other financial institutions (including bank obligations subject to repurchase agreements).


Generally, the commercial paper purchased by the Fund is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's Ratings Services ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"),
(ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Advisor in accordance with procedures adopted by the Trust's Board of Trustees.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Advisor of an investment quality comparable to rated securities in which the Fund may invest. The Advisor monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.

Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Advisor, it is of investment quality comparable to other rated investments that are permitted by the Fund.

For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

All of the securities in which the Fund will invest must meet credit, quality and diversification standards applied by the Advisor pursuant to procedures established by the Board of Trustees. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Advisor will dispose of any such security, as soon as practicable, unless the Trustees of the Trust determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to use in managing the Fund's portfolio assets. The Advisor, may in its discretion at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Adjustable Rate Securities. The interest rates paid on the adjustable rate securities in which a fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on US Treasury securities, those derived from a calculated measure such as a cost of funds index and those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

The Mortgage-Backed Securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the US Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-Backed Securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they are generally considered to offer minimal credit risks. The yields provided by these Mortgage-Backed Securities have historically exceeded the yields on other types of US Government Securities with comparable maturities in large measure due to the prepayment risk discussed below.

If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, the fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments by a fund to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. Also, the fund's net asset value could vary to the extent that current yields on Mortgage-Backed Securities are different than market yields during interim periods between coupon reset dates.

During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. As with other Mortgage-Backed Securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.

One additional difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgage securities, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a specified, published interest rate index. The amount of interest due to an adjustable rate mortgage security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Asset-Backed Securities. Asset backed securities may include pools of mortgages ("mortgage-backed securities"), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of the fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a fund to dispose of any then existing holdings of such securities.


Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. The Fund may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), foreign banks and their branches and smaller banks as described below. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank. Further, foreign branches of foreign banks are not regulated by US banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to US banks.

The fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the US Government, (ii) at no time will the fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to a fund's limitation on investments in illiquid securities.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the fund will consist only of direct obligations issued by domestic and foreign entities.


Concentration. The Fund "concentrates," for purposes of the 1940 Act, its assets in securities related to a particular industry (i.e., banks and other financial institutions), which means that at least 25% of its total assets will be invested in obligations of banks and other financial institutions at all times.




Corporate Obligations. Investment in corporate debt obligations involves credit and interest rate risk. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and as a result, more price volatility. To the extent that the Fund emphasizes certain sectors of the short-term securities market, the Fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Funding Agreements. Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows a fund to terminate the agreement at a specified time to the insurance company prior to maturity. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it. Funding agreements are considered "illiquid" securities and will count towards a fund's limit on investing in illiquid securities.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets. The Fund's Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is illiquid.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers or (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Advisor will monitor the liquidity of such restricted securities subject to the supervision of the Fund's Board of Trustees. In reaching liquidity decisions, the Advisor will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC, which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a Fund is actually engaged in borrowing through the interfund lending program, a Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that a Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, the Fund effects sales, redemptions and repurchases at the net asset value per share, normally
$1.00.  In  fulfillment  of their  responsibilities  under that Rule, the Fund's
Board has approved policies established by the Fund's Advisor reasonably calculated to prevent the fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Fund's Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by the Fund are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of the Fund's investments, the Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. The Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time during such period. The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, the Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

The assets of the Fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term "Government Securities," as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. The portfolio of the Fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Fund will vary according to the management's appraisal of money market conditions. The Fund will invest only in securities determined by or under the direction of the Board to be of high quality with minimal credit risks.

Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Municipal Notes. The Fund may invest in municipal notes. Municipal notes include, but are not limited to, Tax Anticipation Notes ("TANs"), Bond Anticipation Notes ("BANs"), Revenue Anticipation Notes ("RANs"), Construction Loan Notes and Project Notes. Municipal Notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the US Government. These are tax-exempt notes.

          BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used by the issuers to pay the principal of, and interest on, BANs.

          RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Repurchase Agreements. The Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Fitch.

A repurchase agreement provides a means for the Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security (Obligation) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Fund has not perfected an interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, the Fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Fund's Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the Fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. The Fund may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a Fund and affect its share price.

Third Party Puts. The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the weighted average maturity of the Fund's portfolio would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

US   Government   Securities.   There   are   two   broad   categories   of   US
Government-related debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include "zero coupon" securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then-current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the US Government Securities in the Fund's portfolio does not guarantee the net asset value of the shares of the Fund. There are market risks inherent in all investments in securities. Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of the Fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Fund's average portfolio maturity. As a result, the Fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. A fund may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Variable Rate Demand Instruments. The Fund may purchase variable rate demand instruments, which are obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Fund generally intends to exercise the demand only (1) upon a default under the terms of the obligation,
(2) as needed to provide liquidity to the Fund, (3) to maintain a high quality investment portfolio or (4) to maximize the Fund's yield. A bank that issues a repurchase commitment may receive a fee from the fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

The variable rate demand instruments that the Fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Fund will determine the variable rate demand instruments that they will purchase in accordance with procedures designed to minimize credit risks.

The Advisor may determine that an unrated variable rate demand instrument meets the Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund. The Advisor will reevaluate each unrated variable rate demand instrument held by the Fund on a quarterly basis to determine that it continues to meet the Fund's quality criteria.

The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. The Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

The maturity of the variable rate demand instruments held by the fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

When-Issued Securities. A fund may purchase and sell securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Fund will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Fund, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Fund will make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis only with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

Investment in Other Investment Companies. In accordance with applicable law, the Fund may invest its assets in other money market funds with comparable investment objectives. In general, a Fund may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the "SEC"). As a shareholder of another money market fund, a Fund would bear, along with other shareholders, its prorata portion of the other money market fund's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly (and the Fund bears indirectly on a prorata basis) in connection with its own operations.


Portfolio Holdings Information

In addition to the public disclosure of fund portfolio holdings through required Securities and Exchange Commission ("SEC") quarterly filings, the Fund may make its portfolio holdings information publicly available on the DWS Funds Web site as described in the Fund's prospectus. The Fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Fund.

The Fund's procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively "DeAM"), subadvisors, if any, custodians, independent registered public accounting firms, securities lending agents, financial printers, proxy voting firms and other service providers to the Fund who require access to this information to fulfill their duties to the Fund, subject to the requirements described below. This non-public information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, to shareholders in connection with in-kind redemptions, or to other entities if the Fund has a legitimate business purpose in providing the information, subject to the requirements described below.

Prior to any disclosure of the Fund's non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Fund's Trustees must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by the Fund or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to the Fund's Trustees.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about the Fund and information derived therefrom, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, value and growth stocks, bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as the Fund's holdings could not be derived from such information.

Registered investment companies that are subadvised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor the Fund's Trustees exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to the Fund's portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of the Fund.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of the Fund. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which fund portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that the Fund's policies and procedures with respect to the disclosure of portfolio holdings information will protect the Fund from the potential misuse of portfolio holdings information by those in possession of that information.




                             MANAGEMENT OF THE FUND

Investment Advisor

On April 5, 2002, 100% of Zurich Scudder Investments, Inc., not including certain U.K. operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG. and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management ("DeAM"), is the investment advisor for the Fund. Under the supervision of the Board of Trustees of the Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, DeIM makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. The Advisor manages the Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Trust Company Americas and DWS Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


Pursuant to an investment management agreement with the Fund, the Advisor acts as the Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Funds if elected to such positions.

DeIM provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund.


The Board and the shareholders recently approved an amended and restated investment management agreement (the "Investment Management Agreement") for the Fund. Pursuant to the Investment Management Agreement, the Advisor provides continuing investment management of the assets of the Fund. In addition to the investment management of the assets of the Fund, the Advisor determines the investments to be made for the Fund, including what portion of its assets remain uninvested in cash or cash equivalents, and with whom the orders for investments are placed, consistent with the Fund's policies as stated in its Prospectus and SAI, or as adopted by the Fund's Board. The Advisor will also monitor, to the extent not monitored by the Fund's administrator or other agent, the Fund's compliance with its investment and tax guidelines and other compliance policies. The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

The Advisor provides assistance to the Fund's Board in valuing the securities and other instruments held by the Fund, to the extent reasonably required by valuation policies and procedures that may be adopted by the Fund.

Pursuant to the Investment Management Agreement, (unless otherwise provided in the agreement or as determined by the Fund's Board and to the extent permitted by applicable law), the Advisor pays the compensation and expenses of all the Board members, officers, and executive employees of the Fund, including the Fund's share of payroll taxes, who are affiliated persons of the Advisor.

The Investment Management Agreement provides that the Fund is generally responsible for expenses that include: fees payable to the Advisor; outside legal, accounting or auditing expenses, including with respect to expenses related to negotiation, acquisition or distribution of portfolio investments; maintenance of books and records that are maintained by the Fund, the Fund's custodian, or other agents of the Fund; taxes and governmental fees; fees and expenses of the Fund's accounting agent, custodian, sub-custodians, depositories, transfer agents, dividend reimbursing agents and registrars;
payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other instruments of the Fund; and litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

The Investment Management Agreement allows the Advisor to delegate any of its duties under the Agreement to a subadvisor, subject to a majority vote of the Board of the Fund, including a majority of the Board who are not interested persons of the Fund, and, if required by applicable law, subject to a majority vote of the Fund's shareholders.

The Investment Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the agreement relates, except a loss resulting from willful malfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the agreement. The Investment Management Agreement may be terminated at any time, without payment of penalty, by either party or by vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice.

Effective June 1, 2006, for all services provided under the Investment Management Agreement, the Fund pays the Advisor a fee, computed daily and paid monthly, at the annual rate as a percentage of net assets shown below:


DWS Money Market Series                            0.165% to $1.5 billion
                                                   0.150% next $1.75 billion
                                                   0.135% next $1.75 billion
                                                   0.120% thereafter


In addition, the Board and shareholders recently approved a new subadvisor approval policy for the Fund (the "Subadvisor Approval Policy"). The Subadvisor Approval Policy permits the Advisor, subject to the approval of the Board, including a majority of its independent board members, to appoint and replace subadvisors and to amend sub-advisory contracts without obtaining shareholder approval. Under the Subadvisor Approval Policy, the Board, including its independent board members, will continue to evaluate and approve all new sub-advisory contracts between the Advisor and any subadvisor, as well as all changes to any existing sub-advisory contract. The Fund cannot implement the Subadvisor Approval Policy without the SEC either adopting revisions to current rules (as it proposed to do in October 2003) or granting the Fund exemptive relief from existing rules. The Fund and the Advisor would be subject to certain conditions imposed by the SEC (and certain conditions that may be imposed in the future within either exemptive relief or a rule) to ensure that the interests of the Fund and its shareholders are adequately protected whenever the Advisor acts under the Subadvisor Approval Policy, including any shareholder notice requirements.

Prior to June 1, 2006, for these services, the Fund paid the Advisor an annual investment management fee equal to 0.25% of the average daily net assets of the Fund. For the Fund's fiscal year ended May 31, 2006, the Advisor did not impose fees of $17,730,108 and did impose fees of $10,367,601. For the Fund's fiscal year ended May 31, 2005, the Advisor did not impose fees of $15,647,929 and did impose fees of $12,557,013. For the Fund's fiscal year ended May 31, 2004, the Advisor did not impose fees of $16,214,648 and did impose fees of $10,809,656. Through July 31, 2004, the Advisor had voluntarily agreed to waive a portion of its investment management fee by 0.15%.

Through September 30, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 0.28%for Premium Class S shares, 0.37% for Prime Reserve Class S shares, 0.20% for Managed Shares and 0.15% for
Institutional Shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Fund's expense.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

Administrative Agreement


From August 14, 2000 until March 31, 2004, the Fund operated under an administrative services agreement with the Advisor (the "Administrative Agreement") pursuant to which the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its investment management agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") for Prime Reserve Class S of its average daily net assets, for Premium Class S 0.250% of its average daily net assets, for Managed 0.250% of its average daily net assets and for Institutional shares 0.100% of its average daily net assets of the applicable class. The Administrative Agreement between the Advisor and the Fund terminated on March 31, 2004 and effective April 1, 2004, the Funds directly bear the cost of those expenses formerly covered under the Administrative Agreement.


In accordance with the Administrative Agreement, the Administrative Fees charged to each class for the most recent fiscal years were as follows:


Fund Name                                            2004*
---------                                            -----

Prime Reserve Class S                                $145,877

Premium Class S                                    $1,261,610

Managed Shares                                     $1,076,603

Fund Name                                            2004*
---------                                            -----

Institutional Shares                               $7,938,875


* For the period June 1, 2003 through March 31, 2004 (termination of the Administrative Agreement).

With the termination of the Administrative Agreement, certain expenses that were borne by the Advisor under the Administrative Agreement, such as the transfer agent and custodian fees, are now borne directly by shareholders.


For June 1, 2003 through March 31, 2004, Managed and Institutional did not impose $457,785 and $4,020,040, respectively.

The Fund recently entered into a new administrative services agreement with the Advisor (the "Administrative Services Agreement"), pursuant to which the Advisor provides administrative services to the Fund including, among others, providing the Fund with personnel, preparing and making required filings on behalf of the Fund, maintaining books and records for the Fund, and monitoring the valuation of Fund securities. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee, computed daily and paid monthly, of 0.100% of the Fund's net assets.

Under the Administrative Services Agreement, the Advisor is obligated on a continuous basis to provide such administrative services as the Board of the Fund reasonably deems necessary for the proper administration of the Fund. The Advisor provides the Fund with personnel; arranges for the preparation and filing of the Fund's tax returns; prepares and submits reports and meeting materials to the Board and the shareholders; prepares and files updates to the Fund's prospectus and statement of additional information as well as other reports required to be filed by the SEC; maintains the Fund's records; provides the Fund with office space, equipment and services; supervises, negotiates the contracts of and monitors the performance of third parties contractors; oversees the tabulation of proxies; monitors the valuation of portfolio securities and monitors compliance with Board-approved valuation procedures; assists in establishing the accounting and tax policies of the Fund; assists in the resolution of accounting issues that may arise with respect to the Fund; establishes and monitors the Fund's operating expense budgets; reviews and processes the Fund's bills; assists in determining the amount of dividends and distributions available to be paid by the Fund, prepares and arranges dividend notifications and provides information to agents to effect payments thereof; provides to the Board periodic and special reports; provides assistance with investor and public relations matters; and monitors the registration of shares under applicable federal and state law. The Advisor also performs certain fund accounting services under the Administrative Services Agreement. The Administrative Services Agreement provides that the Advisor will not be liable under the Administrative Services Agreement except for willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

Pursuant to an agreement between the Administrator and State Street Bank and Trust Company ("SSB"), the Administrator has delegated certain administrative functions to SSB. The costs and expenses of such delegation are borne by the Administrator, not by the Fund.


Various third-party service providers (the "Service Providers"), some of which are affiliated with the Advisor, provide certain services to the Fund pursuant to separate agreements with the Fund.

Underwriter


Effective September 30, 2002, the Trust has an underwriting agreement with DWS Scudder Distributors, Inc. ("DWS-SDI" or the "Distributor"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The distribution agreement provides that DWS-SDI shall appoint various firms to provide cash management services for their customers or clients through the Fund. The Trust's underwriting agreement was last approved by the Trustees on September 20, 2006 and will remain in effect until September 30, 2007.


Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund.

The Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, a Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.



DWS Scudder Distributors, Inc., each Fund's distributor, has adopted an Incentive Plan (the "Plan") covering wholesalers that are regional vice presidents ("DWS Scudder Wholesalers"). Generally, DWS Scudder Wholesalers market shares of the DWS funds to your financial advisor, who in turn may recommend that you purchase shares of a DWS fund. The Plan is an incentive program that combines a monthly incentive component with a quarterly strategic bonus component. Under the Plan, DWS Scudder Wholesalers will receive a monetary monthly incentive based on the amount of sales generated from their marketing of the funds, and that incentive will differ depending on the product category of the fund. Each fund is assigned to one of three product categories--"Core," "Satellite" or "Non-Core/Satellite"-taking into consideration, among other things, the following criteria, where applicable:

         o        The fund's 3 year performance;
         o        The fund's Morningstar rating;
         o        Market size for the fund category;
         o The fund's size, including sales and redemptions of the fund's shares;
         o The length of time the fund's Portfolio Manager has managed the fund; and
         o        The fund's consistency with DWS Scudder's branding.

This information and other factors are presented to a committee comprised of representatives from various groups within DWS Scudder, who review on a quarterly basis the funds assigned to each product category described above, and make any changes to those assignments at that time. No one factor, whether positive or negative, determines a fund's placement in a given category; all these factors together are considered, and the designation of funds in the Core and Satellite categories represents management's judgment based on the above criteria. In addition, management may consider a fund's profile over the course of several review periods before making a change to its category assignment. These category assignments will be posted quarterly to the DWS fund website at www.dws-scudder.com, approximately one month after the end of each quarter. DWS Scudder Wholesalers will receive the highest compensation for Core funds, less for Satellite funds and the lowest for Non-Core/Satellite funds.

In the normal course of business, DWS Scudder will from time to time introduce new funds into the DWS family of funds. As a general rule, all new funds will be placed in a New Fund compensation category for a minimum period of four consecutive quarters, and DWS Scudder Wholesalers will be paid at a rate that is equivalent to that of the Core Fund category. After that four quarter period, each fund in the New Fund category will be reviewed by the committee and either assigned to one of the three categories or continued as a New Fund at that time.

The prospect of receiving, or the receipt of, additional compensation by a DWS Scudder Wholesaler under the Plan may provide an incentive to favor marketing the Core or Satellite funds over the Non-Core/Satellite funds. The Plan, however, will not change the price that you pay for shares of the fund. The DWS Scudder Compliance Department monitors DWS Scudder Wholesaler sales and other activity in an effort to detect unusual activity in the context of the compensation structure under the Plan. However, investors may wish to take the Plan and the product category of the fund into account when considering purchasing a fund or evaluating any recommendations relating to fund shares.

                             PORTFOLIO TRANSACTIONS


The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Fund is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on US securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Fund to their customers. However, the Advisor does not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a fund, to cause the fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the fund in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the fund making the trade, and not all such information is used by the Advisor in connection with such fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the fund.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the fund.

Deutsche Bank AG or one of its affiliates may act as a broker for the Fund and receive brokerage commissions or other transaction-related compensation from the Fund in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Fund's Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Fund for such purchases. During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include the spread between the bid and asked prices.


Code of Ethics


The Fund, the Advisor and the Fund's principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Trustees, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.



                                SERVICE PROVIDERS

Independent Registered Public Accounting Firm and Reports to Shareholders

The financial highlights of the Fund included in the prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, 125 High Street, Boston, MA 02110-2624, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Ropes and Gray LLP, One International Place, Boston, MA 02110 serves as legal counsel for the Fund and the Independent Trustees of the Fund.

Fund Accounting Agent


Prior to June 1, 2006, DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Advisor, was responsible for determining the daily net asset value per share of the Fund and maintaining portfolio and general accounting records.

Pursuant to a sub-accounting and sub-administration agreement among the Advisor, DWS-SFAC and State Street Bank and Trust Company ("SSB"), DWS-SFAC and the Advisor had delegated certain administrative and fund accounting functions to SSB under the investment management agreement and the fund accounting agreement, respectively. The costs and expenses of such delegation were borne by the Advisor and DWS-SFAC, not by the Fund.

The Fund paid DWS-SFAC an annual fee equal to 0.02% of the first $150 million of average daily net assets, 0.006% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. From August 14, 2000 through March 31, 2004, these fees were paid by the Advisor pursuant to the Administrative Agreement. For the period April 1, 2004 through May 31, 2004, the amount charged to the Fund by DWS-SFAC for accounting services aggregated $162,077. For the fiscal year ended May 31, 2005, the amount charged to the Fund by DWS-SFAC for accounting services aggregated $378,535. For the fiscal year ended May 31, 2006, the amount charged to the Fund by DWS-SFAC for accounting services aggregated $513,308, of which $46,000 was unpaid at May 31, 2006.


Custodian

State Street Bank and Trust Company, (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02101, as custodian has custody of all securities and cash of the Fund. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.

Transfer Agent and Shareholder Service Agent


Pursuant to a sub-transfer agency agreement between DWS-SSC and DST Systems, Inc. ("DST"), DWS-SSC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by DWS-SSC, not by the Funds.

DWS Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund and as such performs the customary services of a Transfer Agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status;
(vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of the Fund of the Trust.

Each Fund pays DWS-SSC an annual fee of $28.00 for each regular account (including Individual Retirement Accounts), $31.00 for each retirement account (excluding Individual Retirement Accounts; Class S shares only), $4.00 per account, as applicable, for closed retail accounts and $5.00 per account, as applicable, for closed retirement accounts (excluding Individual Retirement Accounts; Class S shares only). From July 31, 2000 through March 31, 2004, DWS-SSC's fees were paid by the Advisor pursuant to the Administrative Agreement.

For the fiscal year ended May 31, 2004, the following amounts were charged to the classes of the Fund by DWS-SSC:

          Prime Reserve Class S                             $12,871
          Premium Class S                                    34,526
          Managed Shares                                     $9,394
          Institutional Shares                               $6,384

For the fiscal year ended May 31, 2005, the following amounts were charged to the classes of the Fund by DWS-SSC:

          Prime Reserve Class S                              $69,044
          Premium Class S                                   $196,414
          Managed Shares                                     $57,026
          Institutional Shares                               $44,032

For the fiscal year ended May 31, 2006, the following amounts were charged to the classes of the Fund by DWS-SSC:

          Prime Reserve Class S                              $65,338
          Premium Class S                                   $182,806
          Managed Shares                                     $54,508
          Institutional Shares                               $59,075




From August 14, 2000 through September 30, 2004, these fees were paid by the Advisor pursuant to the Administrative Agreement.

                        PURCHASE AND REDEMPTION OF SHARES


General Information


Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.


Minimum Balances for Managed Shares


The initial minimum investment requirement in the Managed Shares of the Fund is $100,000. Shareholders should maintain a share balance worth at least $100,000 (which minimum amount may be changed by the Board of Trustees).

Shareholders whose account balance falls below $100,000 for at least 30 days will be given 60 days' notice to bring the account back up to $100,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Advisor reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.


Minimum Balances for Prime Reserve Class S Shares


Initial minimum investment in these shares is $10,000. Shareholders should maintain a share balance worth at least $7,500. Account balances will be reviewed periodically and the Advisor reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts that have a value below $7,500 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account.


Minimum Balances for Premium  Class S Shares


Initial minimum investment in these shares is $25,000. Shareholders should maintain a share balance worth at least $20,000. Account balances will be reviewed periodically and the Advisor reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts that have a value below $20,000 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account.


Minimum Balance for Institutional Shares of DWS Money Market Series


The initial minimum investment requirement in the Institutional Shares of the Fund is $1,000,000. Shareholders should maintain a share balance worth at least $1,000,000 (which minimum amount may be changed by the Board of Trustees).

Shareholders whose account balance falls below $1,000,000 for at least 30 days may be given 60 days' notice to bring the account back up to $1,000,000 or more. Where a reduction in value has occurred due to a redemption out of the account and the account balance is not increased in 60 days, the Advisor reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.


Share Certificates


Due to the desire of the Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.



Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including different minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the shareholder service agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of DWS-SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.


The Fund has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor ("financial institutions"), to accept purchase and redemption orders for the Fund's shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Fund's behalf. Orders for purchases or redemptions will be deemed to have been received by the Fund when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the financial institution, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Fund. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact Service Corporation, it may be difficult to use telephone, wire and other privileges.


Dividend Payment Option. Investors may have dividends and distributions automatically deposited to their predesignated bank account through DWS Scudder's Dividend Payment Option request form. Shareholders whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Dividend Payment Option request form can be obtained by visiting our Web site at: www.dws-scudder.com or calling 1-800-728-3337 for Premium Class S shares and Prime Reserve Class S shares and
1-800-730-1313 for Managed Shares. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.




Tax-Sheltered Retirement Plans. The Shareholder Service Agent provides retirement plan services and documents and the Distributor can establish investor accounts in any of the following types of retirement plans: Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Additional fees and transaction policies and procedures may apply to such plans. Investors should consult with their own tax advisors before establishing a retirement plan.

o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers.


Purchases


The Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.


Only certain investors are eligible to buy Class S shares, as described in greater detail below.

A.       The following investors may purchase Class S shares of DWS Funds either
         (i) directly from DWS Scudder Distributors, Inc. ("DWS-SDI"), the Fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the DWS Funds as of December 31, 2004.

         1. Existing shareholders of Class S shares of any DWS Fund as of December 31, 2004, and household members residing at the same address.

         2. Shareholders who own Class S shares continuously since December 31, 2004, and household members residing at the same address may open new accounts for Class S shares of any DWS Fund.

         3. Any participant who owns Class S shares of any DWS Fund through an employee sponsored retirement, employee stock, bonus, pension or profit sharing plan continuously since December 31, 2004 may open a new individual account for Class S shares of any DWS Fund.

         4. Any participant who owns Class S shares of any DWS Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies to individuals who begin their retirement plan investments with a DWS Fund at any time, including after December 31, 2004.

         5. Existing shareholders of Class AARP shares of any DWS Fund as of July 17, 2006, and household members residing at the same address.

         6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of the Advisor and its affiliates.

         7. Class S shares are available to any accounts managed by the Advisor, any advisory products offered by the Advisor or DWS-SDI and to the Portfolios of DWS Allocation Series or other fund of funds managed by the Advisor or its affiliates.

         8. Shareholders of Class S of Emerging Markets Equity Fund who became shareholders of the fund in connection with the fund's acquisition of Scudder New Asia Fund, Inc. on April 17, 2006.

         9. Existing shareholders of Class M of any DWS Fund as of August 18, 2006, and household members residing at the same address.

B.       The following  additional  investors may purchase Class S shares of DWS
         Funds.

         1. Broker-dealers and registered investment advisors ("RIAs") may purchase Class S shares in connection with a comprehensive or "wrap" fee program or other fee based program.

         2.      Any  group  retirement,   employee  stock,  bonus,  pension  or
                 profit-sharing plans.

DWS-SDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or DWS mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the DWS family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class. If the Fund does not offer Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The Fund also reserves the right to waive the minimum account balance requirement for employees and director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.


Automatic Investment Plan. A shareholder may purchase shares of the Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000 for both initial and subsequent investments) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Service Corporation has received the request. The Fund may immediately terminate a shareholder's Direct Deposit in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.


Expedited Purchase Procedures for Existing Shareholders. Shareholders of other DWS funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire by calling 1-800-728-3337 for instructions. The investor must send a duly completed and signed application to the Fund promptly. A subsequent purchase order for $10,000 or more that is not greater than four times an account value may be placed by telephone, etc. by established shareholders (except by DWS Scudder Individual Retirement Account (IRA), DWS Scudder Horizon Plan, DWS Scudder Profit Sharing and DWS Money Purchase Pension Plans, DWS Scudder 401(k) and DWS Scudder 403(b) Plan holders), members of the NASD, and banks.

Purchasing  Shares -- Prime  Reserve  Class S, Premium  Class S Shares,  Managed
Shares


The Fund has specific minimum initial investment requirements for each class of shares as follows:

Class of Shares                Minimum Initial Investment           Subsequent Minimum Investment
---------------                --------------------------           -----------------------------
Prime Reserve Class S                      $10,000                               $50

Premium Class S                            $25,000                               $50

                                       31

Class of Shares                Minimum Initial Investment           Subsequent Minimum Investment
---------------                --------------------------           -----------------------------

Managed Shares                            $100,000                    $1,000 (regular accounts)
                                                                             $100 (IRAs)
                                                                  $50 or more (Automatic Investment
                                                                                 Plan)


The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Fund. Investment minimums may also be waived for Trustees and officers of the Trust. The Fund, the Distributor and the Cash Products Group each reserve the right to reject any purchase order. The Fund will be invested in full and fractional shares. Reductions in value that result solely from market activity will not trigger an annual fee or involuntary redemption. Shareholders with a combined household account balance in any of the DWS Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.


Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

The quarterly subminimum account policy applies to all accounts in a household. However, the fee will not apply to accounts enrolled in an automatic investment program, IRAs or employer-sponsored employee benefit plans using the subaccount record-keeping system made available through Service Corporation.


Purchasing Shares -- Institutional Shares


The Fund has specific minimum initial investment requirements for each class of shares. Institutional Shares require a $1,000,000 minimum investment and have no minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Fund. Investment minimums may also be waived for Trustees and officers of the Trust and for employees of Deutsche Bank. The Fund, the Distributor and Scudder Financial Intermediary Services Group each reserve the right to reject any purchase order. The Fund will be invested in full and fractional shares.


Wire Transfer of Federal Funds


Orders for shares of the Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 5:00 p.m. on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 5:00 p.m. In addition, if investors known to the Fund notify the Fund by 5:00 p.m. that they intend to wire federal funds to purchase shares of the Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 5:00 p.m. the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the check is deposited.

Purchase orders received between 4:00 and 5:00 Eastern time, for effectiveness at the 5:00 Eastern time net asset value determination may be rejected based on certain guidelines. In particular, only investors known to the fund may submit wire purchase orders between 4:00 and 5:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the fund, the size of the order submitted, general market conditions, and the availability of investments for the fund.

Shares of the Fund may be purchased by writing or calling the Transfer Agent. Orders for shares of a particular class of the Fund will be executed at the net asset value per share of such class next determined after an order has become effective.

Checks drawn on a non-member bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in US dollars and will be accepted subject to collection at full face value. By investing in the Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares.


Additional Information about Subsequent Investments by QuickBuy

Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. Eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for DWS Scudder IRA accounts.


In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Other Information


The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.


Exchanges and Redemptions


Payment of redemption proceeds may be made in securities upon consent of a redeeming shareholder. The Trust may suspend or postpone redemptions with respect to the Fund as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a portfolio or the fair determination of the value of a portfolio's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Trust. This permits an investor to resume investments.


Exchanges

Exchanges are comprised of a redemption from one DWS fund and a purchase into another DWS fund. The exchange privilege is not applicable for Institutional Shares. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "DWS Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account.


Class of Shares                               Minimum Exchange Amount
---------------                               -----------------------

Prime Reserve Class S                                         $50

Premium Class S                                               $50

Managed Shares                                             $1,000


Exchanges into other DWS Funds may have lower minimum exchange requirements. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $1,000 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.


Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one DWS fund to an existing account in another DWS fund, at current net asset value, through DWS's Automatic Exchange Program. These exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

There is no charge to the shareholder for any exchange described above. An exchange into another DWS fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone at any time.

Before making an exchange, shareholders should obtain from DWS-SDI a prospectus of the DWS fund into which the exchange is being contemplated. The exchange privilege may not be available for certain DWS funds or classes of DWS Funds. For more information, please call 1-800-728-3337 for Prime Reserve Class S, Premium Class S or Managed shares. DWS retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone


(a) In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000,unlimited for Institutional Shares, to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account. NEW INVESTORS wishing to establish the telephone redemption privilege must complete the appropriate section on the application.


(b) EXISTING SHAREHOLDERS (except those who are DWS Scudder IRA, Scudder pension and profit-sharing, DWS Scudder 401(k) and DWS Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.


Telephone redemption is not available with respect to shares represented by share certificates or shares held in certain retirement accounts.

If a request for redemption to a shareholder's bank account is made by telephone, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Managed Shares have a $5 charge for wire redemptions unless it is for an amount of $1,000 or greater or it is a sweep account.


         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.


Redemption by QuickSell

Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $50 and a maximum of $250,000. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for DWS Scudder IRA accounts and most other retirement plan accounts.


In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail


Any  existing  share  certificates   representing  shares  being  redeemed  must
accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed.

In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within one business day of when your order is processed.


The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-728-3337.

Redemption by Checkwriting

All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $1,000 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Fund pays the bank charges for this service. However, the Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Fund, DWS Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Premium Class S Shares, Prime Reserve Class S Shares and Managed Shares of the Fund accept Automated Clearing House ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. An example of an ACH debit is a transaction in which you have given your insurance company, mortgage company, credit card company, utility company, health club, etc., the right to withdraw your monthly payment from your fund account or the right to convert your mailed check into an ACH debit. Sometimes, you may give a merchant from whom you wish to purchase goods the right to convert your check to an ACH debit. You may also authorize a third party to initiate an individual payment in a specific amount from your account by providing your account information and authorization to such third party via the Internet or telephone. You authorize the fund upon receipt of an ACH debit entry referencing your account number, to redeem fund shares in your account to pay the entry to the third party originating the debit. The fund will make the payment on the basis of the account number that you provide to your merchant and will not compare this account number with the name on the account. The fund, the fund's transfer agent, the Shareholder Service Agent or any other person or system handling the transaction is not required to determine if there is a discrepancy between the name and the account number shown on the transfer instructions.

The payment of any ACH debit entry will be subject to sufficient funds being available in the designated account; the fund will not be able to honor an ACH debit entry if sufficient funds are not available. ACH debit entry transactions to your fund account should not be initiated or authorized by you in amounts exceeding the value of the shares of the fund then in the account and available for redemption. The fund may refuse to honor ACH debit entry transactions whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. Your fund account statement will show any ACH debit entries in your account; you will not receive any other separate notice. (Merchants are permitted to convert your checks into ACH debits only with your prior consent.)

You may authorize payment of a specific amount to be made from your account directly by the fund to third parties on a continuing periodic basis. To arrange for this service, you should contact the person or company you will be paying. Any preauthorized transfers will be subject to sufficient funds being available in the designated account. A preauthorized transfer will continue to be made from the account in the same amount and frequency as initially established until you terminate the preauthorized transfer instructions with the person or company whom you have been paying. If regular preauthorized payments vary in amount, the person or company you are going to pay should tell you ten (10) days before each payment will be made and how much the payment will be.

If you wish to terminate the periodic preauthorized transfers, you should do so with the person or company to whom you have been making payments. If you have told the fund in advance to make regular payments out of your account, you may stop any of these payments by writing or calling the Shareholder Service Agent at the address and telephone number listed in the next paragraph in time for the Shareholder Service Agent to receive your request three (3) business days or more before the payment is scheduled to be made. If you call, the fund may also require that you put your request in writing so that the fund will receive it within 14 days after you call. If you order the fund to stop one of these payments three (3) business days or more before the transfer is scheduled and the fund does not do so, the fund will be liable for your loss or damages but not in an amount exceeding the amount of the payment. A stop payment order will stop only the designated periodic payment.

In case of errors or questions about your ACH debit entry transactions please telephone (1-800-728-3337) or write (DWS Scudder Investments Service Company, P.O. Box 219669, Kansas City, MO 64121-9669) the Shareholder Service Agent as soon as possible if you think your statement is wrong or shows an improper transfer or if you need more information about a transfer listed on the statement. Our business days are Monday through Friday except holidays. The Shareholder Service Agent must hear from you no later than 60 days after the fund sent you the first fund account statement on which the problem or error appeared. If you do not notify the Shareholder Service Agent within sixty (60) days after the fund sends you the account statement, you may not get back any money you have lost, and you may not get back any additional money you lose after the sixty (60) days if the fund or Shareholder Service Agent could have stopped someone from taking that money if you had notified the Shareholder Service Agent in time.

When you report a suspected transaction, we will need your name and account number, a description of the error or the transfer you are unsure about, an explanation as to why you believe it is an error or why you need more information and the dollar amount of the suspected error. If you tell the Shareholder Service Agent orally, the Shareholder Service Agent may require that you send your complaint or questions in writing within ten (10) business days. The Shareholder Service Agent will determine whether an error occurred within ten (10) business days after it hears from you and will correct any error promptly. If the Shareholder Service Agent needs more time, however, it may take up to 45 days (90 days for certain types of transactions) to investigate your complaint or question. If the Shareholder Service Agent decides to do this, your account will be credited with escrowed fund shares within ten (10) business days for the amount you think is in error so that you will have the use of the money during the time it takes the Shareholder Service Agent to complete its investigation. If the Shareholder Service Agent asks you to put your complaint or questions in writing and the Shareholder Service Agent does not receive it within ten (10) business days, your account may not be credited. The Shareholder Service Agent will tell you the results within three (3) business days after completing its investigation. If the Shareholder Service Agent determines that there was no error, the Shareholder Service Agent will send you a written explanation. You may ask for copies of documents that were used by the Shareholder Service Agent in the investigation.

In the event the fund, the fund's named transfer agent or the Shareholder Service Agent does not complete a transfer from your account on time or in the correct amount according to the fund's agreement with you, the fund may be liable for your losses or damages. The fund will not be liable to you if (i) there are not sufficient funds available in your account to complete the transfer, (ii) circumstances beyond our control (such as fire or flood or malfunction of equipment) prevent the transfer, (iii) you or another shareholder have supplied a merchant with incorrect account information, or (iv) a merchant has incorrectly formulated an ACH debit entry. In any case, the fund's liability shall not exceed the amount of the transfer in question.

The fund, the fund's named transfer agent or the Shareholder Service Agent will disclose information to third parties about your account or the transfers you make: (1) where it is necessary for completing the transfers, (2) in order to verify the existence or condition of your account for a third party such as a credit bureau or a merchant, (3) in order to comply with government agencies or court orders or (4) if you have given the fund written permission.

The acceptance and processing of ACH debit entry transactions is established solely for your convenience and the fund reserves the right to suspend, terminate or modify your ability to redeem fund shares by ACH debit entry transactions at any time. ACH debit entry transactions are governed by the National Automated Clearing House Association ("NACHA") Operating Rules and any local ACH operating rules then in effect, as well as Regulation E of the Federal Reserve Board.

Redemption-in-Kind


If conditions exist which make cash payments undesirable, upon consent of a redeeming shareholder, the Trust may honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.


Expedited Redemption Service

In order to request the Expedited Redemption Service for Institutional Shares, shareholders must have completed and returned to the Transfer Agent the application electing this option. Redemption of shares may be requested by calling 1-800-730-1313. Expedited Redemption Service orders that arrive before 12 noon will be processed that day, and, if possible, those arriving between noon and 4 p.m. will be processed that day as well. Expedited Redemption Service is not available between 4:00 p.m. and 5:00 p.m., but redemptions by other available means may be made until 5:00 p.m. Eastern time.

Redemption by Wire

Shareholders may request to have redemption proceeds wired to their pre-designated bank account. If a request for redemption to a shareholder's bank account is made by telephone, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Institutional Shares do not charge a wire fee.


         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.


Automatic Withdrawal Plan


Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by the Fund's Transfer Agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.


The minimum account balance required to establish an automatic withdrawal plan on regular accounts is $5,000. An Automatic Withdrawal Plan request form can be obtained by calling 1-800-728-3337 for Premium Class S shares and Prime Reserve Class S shares.

Dividends and Capital Gains Distribution Options -- Premium Class S, Prime Reserve Class S and Managed Shares

Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. For retirement plans, reinvestment is the only option. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-728-3337 for Premium Class S shares, Prime Reserve Class S shares and Managed shares or by sending written instructions to the Transfer Agent. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests in writing that such policy not be applied to the shareholder's account. Please include your account number with your written request.


Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the same class of the Fund.

Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.


Reports to Shareholders


The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Fund.


Transaction Summaries

Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-728-3337 for Premium Class S Shares, Prime Reserve Class S Shares or 1-800-730-1313 for Institutional and Managed Shares.


                                      TAXES

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:


(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);


(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, US Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested
         (x) in the securities (other than those of the US Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.


In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.


If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholder in the form of dividends (including distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends")).


If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as dividends. Such dividends however would generally be eligible (i) to be treated as "qualified dividend income" in the case of individual and other noncorporate shareholders, and (ii) for the 70% dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.


The Fund is subject to a nondeductible 4% excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during any prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, the Fund may retain (and be subject to income and excise tax on) a portion of its capital gains or other income if it appears to be in the interest of such Fund.


Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as ordinary income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus might have been included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the reinvestment privilege. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder.

Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011.

Transactions in Fund Shares. The sale, exchange or redemption of shares of the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares of the Fund will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.




In some cases, shareholders will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term " reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

The Fund does not expect to make any distributions that qualify as qualified dividend income. Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

Non-US Shareholders. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "US person" within the meaning of the Code (a "foreign person") are subject to withholding of US federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a US person,
(x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from US source interest income that would not be subject to US federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should consult their intermediaries with respect to the application of these rules to their account. In addition, as indicated above, Capital Gain Dividends will not be subject to withholding of US federal income tax. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to US federal net income taxation at regular income tax rates.


Investors are advised to consult their own tax advisors with respect to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them of an investment in shares of the Fund.

                                 NET ASSET VALUE


The Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of the Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Fund's net asset value also may be processed on a confirmed basis in accordance with the procedures established by DWS-SDI.

                              TRUSTEES AND OFFICERS

The following table presents certain information regarding the Board Members of the Trust. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members

Independent Board Members

------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                 Number of Funds
 and Length of Time        Business Experience and                                       in Fund Complex
 Served                    Directorships During the Past 5 Years                         Overseen
------------------------------------------------------------------------------------------------------------
Dawn-Marie Driscoll (1946) President, Driscoll Associates (consulting firm); Executive           88
Chairman since 2004        Fellow, Center for Business Ethics, Bentley College;
Board Member since         formerly, Partner, Palmer & Dodge (1988-1990); Vice
1987                       President of Corporate Affairs and General Counsel, Filene's
                           (1978-1988). Directorships: Advisory Board, Center for
                           Business Ethics, Bentley College; Trustee, Southwest Florida
                           Community Foundation (charitable organization); Director,
                           DWS Global High Income Fund, Inc. (since October 2005), DWS
                           Global Commodities Stock Fund, Inc. (since October 2005),
                           DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS
                           RREEF Real Estate Fund II, Inc. (since April 2005).  Former
                           Directorships: Investment Company Institute (audit,
                           executive, nominating committees) and Independent Directors
                           Council (governance, executive committees)
------------------------------------------------------------------------------------------------------------
 Henry P. Becton, Jr.      President, WGBH Educational Foundation. Directorships:                86
 (1943)                    Association of Public Television Stations; Becton Dickinson
 Board Member since        and Company (medical technology company); Belo Corporation
 1990                      (media company); Boston Museum of Science; Public Radio
                           International; DWS Global High Income Fund, Inc. (since
                           October 2005); DWS Global Commodities Stock Fund, Inc.
                           (since October 2005). Former Directorships: American Public
                           Television; Concord Agency; New England Aquarium; Mass.
                           Corporation for Educational Telecommunications; Committee
                           for Economic Development; Public Broadcasting Service
------------------------------------------------------------------------------------------------------------



                                       44

------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                 Number of Funds
 and Length of Time        Business Experience and                                       in Fund Complex
 Served                    Directorships During the Past 5 Years                         Overseen
------------------------------------------------------------------------------------------------------------
Keith R. Fox (1954)        Managing General Partner, Exeter Capital Partners (a series           88
Board Member since         of private equity funds). Directorships: Progressive Holding
1996                       Corporation (kitchen goods importer and distributor);
                           Cloverleaf Transportation Inc. (trucking); Natural History,
                           Inc. (magazine publisher); Box Top Media Inc. (advertising),
                           DWS Global High Income Fund, Inc. (since October 2005), DWS
                           Global Commodities Stock Fund, Inc. (since October 2005),
                           DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS
                           RREEF Real Estate Fund II, Inc. (since April 2005)
------------------------------------------------------------------------------------------------------------
Kenneth C. Froewiss        Clinical Professor of Finance, NYU Stern School of Business           86
(1945)                     (1997-present); Director, DWS Global High Income Fund, Inc.
Board Member since         (since 2001) and DWS Global Commodities Stock Fund, Inc.
2005                       (since 2004); Member, Finance Committee, Association for
                           Asian Studies (2002-present); Director, Mitsui Sumitomo
                           Insurance Group (US) (2004-present); prior thereto, Managing
                           Director, J.P. Morgan (investment banking firm) (until 1996)
------------------------------------------------------------------------------------------------------------
Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of               88
(1937)                     Business, New York University (since September 1965);
Board Member since         Director, Japan Equity Fund, Inc. (since January 1992), Thai
2006                       Capital Fund, Inc. (since January 2000), Singapore Fund,
                           Inc. (since January 2000), DWS Global High Income Fund, Inc.
                           (since October 2005), DWS Global Commodities Stock Fund,
                           Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc.
                           (since April 2005) and DWS RREEF Real Estate Fund II, Inc.
                           (since April 2005). Formerly, Trustee, TIAA (pension funds)
                           (January 1996-January 2000); Trustee, CREF and CREF Mutual
                           Funds (January 2000-March 2005); Chairman, CREF and CREF
                           Mutual Funds (February 2004-March 2005); and Director, S.G.
                           Cowen Mutual Funds (January 1985-January 2001)
------------------------------------------------------------------------------------------------------------
Richard J. Herring         Jacob Safra Professor of International Banking and                    88
(1946)                     Professor, Finance Department, The Wharton School,
Board Member since         University of Pennsylvania (since July 1972); Director,
2006                       Lauder Institute of International Management Studies (since
                           July 2000); Co-Director, Wharton Financial Institutions
                           Center (since July 2000); Director, DWS Global High Income
                           Fund, Inc. (since October 2005), DWS Global Commodities
                           Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate
                           Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund
                           II, Inc. (since April 2005). Formerly, Vice Dean and
                           Director, Wharton Undergraduate Division (July 1995-June
                           2000)
------------------------------------------------------------------------------------------------------------



                                       45

------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                 Number of Funds
 and Length of Time        Business Experience and                                       in Fund Complex
 Served                    Directorships During the Past 5 Years                         Overseen
------------------------------------------------------------------------------------------------------------
Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real              88
(1933)                     estate) (since 1995); Director, DWS Global High Income Fund,
Board Member since         Inc. (since October 2005), DWS Global Commodities Stock
2006                       Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund,
                           Inc. (since April 2005) and DWS RREEF Real Estate Fund II,
                           Inc. (since April 2005). Formerly, Trustee of various
                           investment companies managed by Sun Capital Advisors, Inc.
                           (1998-2005), Morgan Stanley Asset Management (1985-2001) and
                           Weiss, Peck and Greer (1985-2005)
------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable             88
(1951)                     Trusts (charitable foundation) (1994 to present); Trustee,
Board Member since         Thomas Jefferson Foundation (charitable organization) (1994
2006                       to present); Trustee, Executive Committee, Philadelphia
                           Chamber of Commerce (2001 to present); Director, DWS Global
                           High Income Fund, Inc. (since October 2005), DWS Global
                           Commodities Stock Fund, Inc. (since October 2005), DWS RREEF
                           Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real
                           Estate Fund II, Inc. (since April 2005). Formerly, Executive
                           Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member,
                           Investor Education (charitable organization) (2004-2005)
------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.       Principal, Philip Saunders Associates (economic and                   88
(1935)                     financial consulting) (since November 1988); Director, DWS
Board Member since         Global High Income Fund, Inc. (since October 2005), DWS
2006                       Global Commodities Stock Fund, Inc. (since October 2005),
                           DWS RREEF Real Estate Fund, Inc. (since October 2002) and
                           DWS RREEF Real Estate Fund II, Inc. (since August 2003).
                           Formerly, Director, Financial Industry Consulting, Wolf &
                           Company (consulting) (1987-1988); President, John Hancock
                           Home Mortgage Corporation (1984-1986); Senior Vice President
                           of Treasury and Financial Services, John Hancock Mutual Life
                           Insurance Company, Inc. (1982-1986)
------------------------------------------------------------------------------------------------------------
William N. Searcy, Jr.     Private investor since October 2003; Trustee of 7 open-end            88
(1946)                     mutual funds managed by Sun Capital Advisers, Inc. (since
Board Member since         October 1998); Director, DWS Global High Income Fund, Inc.
2006                       (since October 2005), DWS Global Commodities Stock Fund,
                           Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc.
                           (since April 2005) and DWS RREEF Real Estate Fund II, Inc.
                           (since April 2005). Formerly, Pension & Savings Trust
                           Officer, Sprint Corporation(1) (telecommunications)
                           (November 1989-October 2003)
------------------------------------------------------------------------------------------------------------



                                       46

------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                 Number of Funds
 and Length of Time        Business Experience and                                       in Fund Complex
 Served                    Directorships During the Past 5 Years                         Overseen
------------------------------------------------------------------------------------------------------------
Jean Gleason Stromberg     Retired. Formerly, Consultant (1997-2001); Director, US               88
(1943)                     Government Accountability Office (1996-1997); Partner,
Board Member since         Fulbright & Jaworski, L.L.P. (law firm) (1978-1996).
1999                       Directorships: The William and Flora Hewlett Foundation;
                           Service Source, Inc.; DWS Global High Income Fund, Inc.
                           (since October 2005), DWS Global Commodities Stock Fund,
                           Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc.
                           (since April 2005) and DWS RREEF Real Estate Fund II, Inc.
                           (since April 2005). Former Directorships: Mutual Fund
                           Directors Forum (2002-2004), American Bar Retirement
                           Association (funding vehicle for retirement plans)
                           (1987-1990 and 1994-1996)
------------------------------------------------------------------------------------------------------------
Carl W. Vogt               Senior Partner, Fulbright & Jaworski, L.L.P. (law firm);              86
(1936)                     formerly, President (interim) of Williams College
Board Member since         (1999-2000); President, certain funds in the Deutsche Asset
2002                       Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000).
                           Directorships: Yellow Corporation (trucking); American
                           Science & Engineering (x-ray detection equipment); ISI
                           Family of Funds (registered investment companies, 4 funds
                           overseen); National Railroad Passenger Corporation (Amtrak);
                           DWS Global High Income Fund, Inc. (since October 2005), DWS
                           Global Commodities Stock Fund, Inc. (since October 2005);
                           formerly, Chairman and Member, National Transportation
                           Safety Board
------------------------------------------------------------------------------------------------------------

Interested Board Member

------------------------------------------------------------------------------------------------------------
 Name, Year of Birth,
 Position with the Trust                                                                 Number of Funds
 and Length of Time        Business Experience and                                       in Fund Complex
 Served                    Directorships During the Past 5 Years                         Overseen
------------------------------------------------------------------------------------------------------------
 Axel Schwarzer(2)         Managing Director(4), Deutsche Asset Management; Head of              86
 (1958)                    Deutsche Asset Management Americas; CEO of DWS Scudder; DWS
 Board Member since        Global High Income Fund, Inc. (since August 2006), DWS
 2006                      Global High Income Fund, Inc. (since August 2006), DWS
                           Global Commodities Stock Fund, Inc. (since August 2006);
                           formerly, board member of DWS Investments, Germany
                           (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank
                           in Germany (1997-1999); formerly, various strategic and
                           operational positions for Deutsche Bank Germany Retail and
                           Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates
                           (1989-1996)
------------------------------------------------------------------------------------------------------------

                                       47

Officers(3)

 Name, Year of Birth,
 Position with the Trust                                                                 Number of Funds
 and Length of Time        Business Experience and                                       in Fund Complex
 Served                    Directorships During the Past 5 Years                         Overseen
------------------------------------------------------------------------------------------------------------
 Michael G. Clark(5)       Managing Director(4), Deutsche Asset Management                      n/a
 (1965)                    (2006-present); President, The Central Europe and Russia
 President, 2006-present   Fund, Inc. (since June 2006), The European Equity Fund,
                           Inc. (since June 2006), The New Germany Fund, Inc. (since
                           June 2006), DWS Global High Income Fund, Inc. (since June
                           2006), DWS Global Commodities Stock Fund, Inc. (since June
                           2006), DWS RREEF Real Estate Fund, Inc. (since June 2006),
                           DWS RREEF Real Estate Fund II, Inc. (since June 2006);
                           formerly, Director of Fund Board Relations (2004-2006) and
                           Director of Product Development (2000-2004), Merrill Lynch
                           Investment Managers; Senior Vice President Operations,
                           Merrill Lynch Asset Management (1999-2000)
------------------------------------------------------------------------------------------------------------
 John Millette(6) (1962)   Director(4), Deutsche Asset Management                               n/a
 Vice President and
 Secretary,
 1999-present
------------------------------------------------------------------------------------------------------------
 Paul H. Schubert(5)       Managing Director(4), Deutsche Asset Management (since July          n/a
 (1963)                    2004); formerly, Executive Director, Head of Mutual Fund
 Chief Financial           Services and Treasurer for UBS Family of Funds (1998-2004);
 Officer, 2004-present     Vice President and Director of Mutual Fund Finance at UBS
 Treasurer, 2005-present   Global Asset Management (1994-1998)
------------------------------------------------------------------------------------------------------------
 Patricia DeFilippis(5)    Vice President, Deutsche Asset Management (since June                n/a
 (1963)                    2005); Counsel, New York Life Investment Management LLC
 Assistant Secretary,      (2003-2005); legal associate, Lord, Abbett & Co. LLC
 2005-present              (1998-2003)
------------------------------------------------------------------------------------------------------------
 Elisa D. Metzger(5)       Director(4), Deutsche Asset Management (since September              n/a
 (1962)                    2005); Counsel, Morrison and Foerster LLP (1999-2005)
 Assistant Secretary,
 2005-present
------------------------------------------------------------------------------------------------------------
 Caroline Pearson(6)       Managing Director(4), Deutsche Asset Management                      n/a
 (1962)
 Assistant Secretary,
 1997-present]
------------------------------------------------------------------------------------------------------------
 Scott M. McHugh(6)        Director(4), Deutsche Asset Management                               n/a
 (1971)
 Assistant Treasurer,
 2005-present
------------------------------------------------------------------------------------------------------------
 Kathleen Sullivan         Director(4), Deutsche Asset Management                               n/a
 D'Eramo(6)
 (1957)
 Assistant Treasurer,
 2003-present
------------------------------------------------------------------------------------------------------------
 John Robbins(5)  (1966)   Managing Director(4), Deutsche Asset Management (since               n/a
 Anti-Money Laundering     2005); formerly, Chief Compliance Officer and Anti-Money
 Compliance Officer,       Laundering Compliance Officer for GE Asset Management
 2005-present              (1999-2005)
------------------------------------------------------------------------------------------------------------



                                       48

 Name, Year of Birth,
 Position with the Trust                                                                 Number of Funds
 and Length of Time        Business Experience and                                       in Fund Complex
 Served                    Directorships During the Past 5 Years                         Overseen
------------------------------------------------------------------------------------------------------------
 Robert Kloby(5) (1962)    Managing Director(4), Deutsche Asset Management                      n/a
 Chief Compliance          (2004-present); formerly, Chief Compliance Officer/Chief
 Officer, 2006-present     Risk Officer, Robeco USA (2000-2004); Vice President, The
                           Prudential Insurance Company of America (1988-2000); E.F.
                           Hutton and Company (1984-1988)
------------------------------------------------------------------------------------------------------------
 A. Thomas Smith(5)        Managing Director(4), Deutsche Asset Management                      n/a
 (1956)                    (2004-present); formerly, General Counsel, Morgan Stanley
 Chief Legal Officer,      and Van Kampen and Investments (1999-2004); Vice President
 2005-present              and Associate General Counsel, New York Life Insurance
                           Company (1994-1999); senior attorney, The Dreyfus
                           Corporation (1991-1993); senior attorney, Willkie Farr &
                           Gallagher  (1989-1991); staff attorney, US Securities &
                           Exchange Commission and the Illinois Securities Department
                           (1986-1989)
------------------------------------------------------------------------------------------------------------

(1) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

(2) The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.

(3) As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(4)      Executive title, not a board directorship.

(5)      Address:  345 Park Avenue, New York, New York 10154.

(6)      Address: Two International Place, Boston, Massachusetts 02110.

Each Officer also holds similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.

Officer's Role with Principal Underwriter:  DWS Scudder Distributors, Inc.

 Paul H. Schubert:                         Vice President
 Caroline Pearson:                         Secretary

Information Concerning Committees and Meetings of Board Members

The Board Members of the Trust met 10 times during the calendar year ended December 31, 2005 and each Board Member attended at least 75% of the meetings of the Board and meetings of the committees of the Board on which such Board Member served.

Board Committees. Ms. Driscoll has served as Chair of the Board of the Funds since June 2004.

The Board has established the following standing committees: Audit Committee, Nominating/Corporate Governance Committee, Valuation Committee, Equity Oversight Committee, Fixed Income Oversight Committee,

Marketing/Distribution/Shareholder               Service              Committee,
Legal/Regulatory/Compliance Committee and Expense/Operations Committee.

The Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the applicable Fund. It also makes recommendations regarding the selection of an independent registered public accounting firm for a Fund, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to a Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence. The members of the Audit Committee are Keith R. Fox (Chair and Audit Committee Financial Expert), Kenneth C. Froewiss, Richard J. Herring, Graham E. Jones, Philip Saunders, Jr., William N. Searcy, Jr. and Jean Gleason Stromberg. The Audit Committee held six (6) meetings during the calendar year 2005.

The Nominating/Corporate Governance Committee (i) recommends to the Board candidates to serve as Board Members and (ii) oversees and, as appropriate, makes recommendations to the Board regarding other fund governance-related matters, including but not limited to Board compensation practices, retirement policies, self-evaluations of effectiveness, review of possible conflicts of interest and independence issues involving Board Members, allocations of assignments and functions of committees of the Board, and share ownership policies. The members of the Nominating/Corporate Governance Committee are Henry
P. Becton, Jr. (Chair), Graham E. Jones, Rebecca W. Rimel and Jean Gleason Stromberg. The Nominating/Corporate Governance Committee (previously known as the Committee on Independent Directors) held five (5) meetings during the calendar year 2005.

The Valuation Committee oversees Fund valuation matters, reviews valuation procedures adopted by the Board, determines the fair value of the Fund's securities as needed in accordance with the valuation procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary or appropriate. The members of the Valuation Committee are Keith
R. Fox, Kenneth C. Froewiss, Martin J. Gruber, Richard J. Herring and Philip Saunders, Jr. (Chair). The Valuation Committee held six (6) meetings during the calendar year 2005.

The Board has established two Investment Oversight Committees, one focusing on Funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on Funds primarily investing in fixed income securities (the "Fixed Income Oversight Committee"). These Committees meet regularly with Fund portfolio managers and other investment personnel to review the relevant Funds' investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr., Martin J. Gruber (Chair), Richard J. Herring, Rebecca W. Rimel, Philip Saunders, Jr. and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith R. Fox, Kenneth C. Froewiss, Graham E. Jones, William N. Searcy, Jr. (Chair) and Jean Gleason Stromberg. Each Investment Oversight Committee held six (6) meetings during the calendar year 2005.

The Marketing/Distribution/Shareholder Service Committee oversees (i) the quality, costs and types of shareholder services provided to the Funds and their shareholders, and (ii) the distribution-related services provided to the Funds and their shareholders. The members of the Marketing/Distribution/Shareholder Service Committee are Martin J. Gruber, Richard J. Herring (Chair), Rebecca W. Rimel, Jean Gleason Stromberg and Carl W. Vogt. The Marketing/Distribution/Shareholder Service Committee (previously known as the Shareholder Servicing and Distribution Committee) held six (6) meetings during the calendar year 2005.

The Legal/Regulatory/Compliance Committee oversees (i) the significant legal affairs of the Funds, including the handling of pending or threatened litigation or regulatory action involving the Funds, (ii) general compliance matters relating to the Funds and (iii) proxy voting. The members of the
Legal/Regulatory/Compliance Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Rebecca W. Rimel, William N. Searcy, Jr., Jean Gleason Stromberg and Carl W. Vogt (Chair). The Legal/Regulatory/Compliance Committee held six (6) meetings during the calendar year 2005.

The Expense/Operations Committee (i) monitors the Fund's total operating expense levels, (ii) oversees the provision of administrative services to the Fund, including the Fund's custody, fund accounting and insurance arrangements, and (iii) reviews the Fund's investment advisers' brokerage practices, including the implementation of related policies. The members of the Expense/Operations Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Keith R. Fox, Kenneth C. Froewiss, Graham E. Jones (Chair), Philip Saunders, Jr. and William N. Searcy, Jr. This committee held six (6) meetings during the calendar year 2005.

Remuneration. Each Independent Board Member receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board who are officers, directors, employees or stockholders of Deutsche Asset Management or its affiliates receive no direct compensation from a Fund, although they are compensated as employees of Deutsche Asset Management, or its affiliates, and as a result may be deemed to participate in fees paid by the Funds. The following tables show compensation from the Fund and aggregate compensation from all of the funds in the fund complex received by each Board Member during the calendar year 2005. Drs. Gruber, Herring, and Saunders, Messrs. Jones and Searcy and Ms. Rimel became members of the Board on May 5, 2006 and received no compensation from the Funds during the relevant periods. Mr. Schwarzer became a member of the Board on May 5, 2006, is an interested person of the Funds and received no compensation from the Funds or any fund in the fund complex during the relevant periods. No Board Member of the Funds receives pension or retirement benefits or health insurance from the Funds or any fund in the DWS fund complex.

                                      Aggregate Compensation       Total Compensation from
Name of Board Member                        from Fund             Fund and Fund Complex(1)
--------------------                        ---------             ------------------------
Henry P. Becton, Jr.(3)(4)                    $41,316                     $164,000
Dawn-Marie Driscoll(2)(3)(4)(5)               $52,297                     $203,829
Keith R. Fox(3)(4)(5)                         $46,852                     $184,829
Kenneth C. Froewiss(3)(5)(6)                  $11,867                     $129,687
Martin J. Gruber(7)(9)                          $0                        $135,000
Richard J. Herring(7)(8)(9)                     $0                        $136,000
Graham E. Jones(7)(9)                           $0                        $144,000
Rebecca W. Rimel(7)(8)(9)                       $0                        $146,280
Philip Saunders, Jr.(7)(9)                      $0                        $145,000
William N. Searcy, Jr.(7)(9)                    $0                        $150,500
Jean Gleason Stromberg(3)(4)(5)               $45,342                     $178,549
Carl W. Vogt(3)(4)(5)                         $40,453                     $162,049

(1)      The Fund Complex is composed of 167 funds.

(2) Includes $19,000 in annual retainer fees in Ms. Driscoll's role as Chairman of the Board.

(3) For each Board Member, except Mr. Froewiss, total compensation includes compensation for service on the boards of 20 trusts/corporations comprised of 48 funds/portfolios. For Mr. Froewiss total compensation includes compensation for service on the boards of 20 trusts/corporations comprised of 43 funds/portfolios.

(4) Aggregate compensation reflects amounts paid to the Board Members for special meetings of ad hoc committees of the board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $5,500 for Mr. Becton, $26,280 for Ms. Driscoll, $25,280 for Mr. Fox, $18,000 for Ms. Stromberg and $3,500 for Mr. Vogt. These meeting fees were borne by the applicable DWS Funds.

(5) Aggregate compensation also reflects amounts paid to the Board Members for special meetings of the board in connection with reviewing the funds' rebranding initiatives to change to the DWS Family of

         Funds. Such amounts totaled $1,000 for Ms. Driscoll, $1,000 for Mr. Fox, $1,000 for Mr. Froewiss, $1,000 for Ms. Stromberg and $1,000 for Mr. Vogt. The funds were reimbursed for these meeting fees by Deutsche Asset Management.

(6) Mr. Froewiss was appointed to the previous board on September 15, 2005. His compensation includes fees received as a member of five DWS closed-end funds in 2005, for which he served on the board.

(7) During calendar year 2005, the total number of funds overseen by each Board Member was 55 funds.

(8) Of the amounts payable to Ms. Rimel and Dr. Herring, $45,630 and $28,724, respectively, was deferred pursuant to a deferred compensation plan.

(9) Aggregate compensation reflects amounts paid to the Board Members for special meetings of ad hoc committees of the previous board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $3,000 for Dr. Gruber, $2,000 for Dr. Herring, $10,000 for Mr. Jones, $12,280 for Ms. Rimel, $13,000 for Dr. Saunders and $16,500 for Mr. Searcy. These meeting fees were borne by the applicable funds.

Any Board Member who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Herring, Saunders and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Board Members may select from among certain funds in the DWS Family of Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Board Members' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Board Member Ownership in the Fund(1)

The following table shows the dollar range of equity securities beneficially owned by each Board Member in the Funds and the Fund Complex as of December 31, 2005.

                                                                              Aggregate Dollar Range of
                                               Dollar Range of                        Ownership
                                             Beneficial Ownership              in all Funds Overseen by
                                                 in DWS Money                        Board Member
Board Member                                    Market Series                   in the Fund Complex(2)
------------                                    -------------                   ----------------------

Independent Board Member:
-------------------------

Henry P. Becton, Jr.                           $10,001-$50,000                    Over $100,000
Dawn-Marie Driscoll                            $10,001-$50,000                    Over $100,000
Keith R. Fox                                         None                         Over $100,000
Kenneth C. Froewiss                                  None                         Over $100,000
Martin J. Gruber                                     None                         Over $100,000
Richard J. Herring                                   None                         Over $100,000
Graham E. Jones                                      None                         Over $100,000
Rebecca W. Rimel                                     None                         Over $100,000
Philip Saunders, Jr.                                 None                         Over $100,000
William N. Searcy, Jr.                               None                         Over $100,000
Jean Gleason Stromberg                          Over $100,000                     Over $100,000
Carl W. Vogt                                         None                         Over $100,000

Interested Board Member:
------------------------

Axel Schwarzer                                       None                                 None(3)

(1) The amount shown includes share equivalents of funds which the Board Member is deemed to be invested pursuant to the Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

(2) Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the Board Member's economic interest is tied to the securities, employment ownership and securities when the Board Member can exert voting power and when the Board Member has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over
         $100,000.

(3) Mr. Schwarzer joined the US Mutual Funds business of Deutsche Asset Management in 2005.

Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Board Members and their immediate family members of certain securities as of December 31, 2005. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

                                                                                   Value of        Percent of
                                   Owner and                                     Securities on     Class on an
Independent                     Relationship to                     Title of     an Aggregate       Aggregate
Board Member                      Board Member         Company        Class          Basis            Basis
------------                      ------------         -------        -----          -----            -----
Henry P. Becton, Jr.
Dawn-Marie Driscoll
Keith R. Fox
Kenneth C. Froewiss
Martin J. Gruber
Richard J. Herring
Graham E. Jones
Rebecca W. Rimel
Philip Saunders, Jr.
William N. Searcy, Jr.
Jean Gleason Stromberg
Carl W. Vogt

Securities Beneficially Owned

As of September 18, 2006, the Board Members and officers of the Trust owned, as a group, less than 1% of the outstanding shares of the Fund.

To the best of the Fund's knowledge, as of September 18, 2006, no person owned of record or beneficially 5% or more of any class of the Fund's outstanding shares, except as noted below.

As of September 18, 2006, 1,597,239,356.23 shares in the aggregate, or 8.37% of the outstanding shares of DWS Money Market Series: Institutional Shares were held in the name of Mellon Bank NA, Pittsburgh, PA 15258-0001, who may be deemed as the beneficial owner of certain of these shares.

As of September 18, 2006, 146,448,401.24 shares in the aggregate, or 37.54% of the outstanding shares of DWS Money Market Series: Managed Shares were held in the name of Wilmington Trust Company, Attn: Mutual Funds, Wilmington, DE
19890-0001, who may be deemed as the beneficial owner of certain of these shares.

As of September 18, 2006, 62,463,738.25 shares in the aggregate, or 16.01% of the outstanding shares of DWS Money Market Series: Managed Shares were held in the name of Knotfloat & Co, Quincy, MA 02169-0938, who may be deemed as the beneficial owner of certain of these shares.

As of September 18, 2006, 37,712,142.97 shares in the aggregate, or 9.67% of the outstanding shares of DWS Money Market Series: Managed Shares were held in the name of Saturn & Co., Attn: IC Mutual Funds, Boston, MA 02116-5021, who may be deemed as the beneficial owner of certain of these shares.

As of September 18, 2006, 37,086,524.27 shares in the aggregate, or 9.51% of the outstanding shares of DWS Money Market Series: Managed Shares were held in the name of Turtle & Co. Sweep, c/o State Street Bank & Trust, Boston, MA
02206-5489, who may be deemed as the beneficial owner of certain of these shares.

As of September 18, 2006, 19,570,716.49 shares in the aggregate, or 5.02% of the outstanding shares of DWS Money Market Series: Managed Shares were held in the name of Hare & Co., Special Processing Department, Attn: STIF Dept., East Syracuse, NY 13057-1382, who may be deemed as the beneficial owner of certain of these shares.

Agreement to Indemnify Independent Directors/Trustees for Certain Expenses. In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Funds, each Fund's investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the applicable Funds against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Funds or the investment advisor ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Funds against the Funds, their directors and officers, the Funds' investment advisor and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the applicable Funds and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, each Fund's investment advisor has also agreed, subject to applicable law and regulation, to indemnify the applicable Funds' Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The applicable investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the applicable Fund's Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Funds or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee's duties as a director or trustee of the Funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by each Fund's investment advisor will survive the termination of the investment management agreements between the applicable investment advisor and the Funds.

                               TRUST ORGANIZATION


The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval. Currently, Prime Reserve Class S, Premium Class S, Institutional Shares and Managed Shares are offered.


Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.

Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.


The Trust is a Massachusetts business trust organized under the laws of Massachusetts and is governed by an Amended and Restated Declaration of Trust that was approved by shareholders in the second quarter of 2006, as may be further amended from time to time (the "Declaration of Trust"). All shares issued and outstanding are fully paid and non-assessable, transferable, have no preemptive or conversion rights (except as may be determined by the Board of Trustees) and are redeemable as described in the SAI and the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Fund generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters to the extent and as provided in the Declaration of Trust and as required by applicable law: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the termination of the Trust or a Fund; (c) an amendment of the Declaration of Trust; (d) to the same extent as stockholders of Massachusetts business corporation as to whether or not a court action, proceeding or claims should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series or class thereof or the Shareholders; and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of a Fund, or any registration of a Fund with the SEC, or as the Trustees may determine to be necessary or desirable. Shareholders also vote upon changes in fundamental policies or restrictions.

The Declaration of Trust provides that shareholder meeting quorum requirements shall be established in the Trust's By-laws. The By-laws currently in effect provide that the presence in person or by proxy of the holders of thirty percent of the shares entitled to vote at a meeting (or of an individual series or class if required to vote separately) shall constitute a quorum for the transaction of business at meetings of shareholders of the Trust.

On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall, except as otherwise provided in the Trust's By-Laws, be voted in the aggregate as a single class without regard to series or classes of shares, except (a) when required by applicable law or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and
(b) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon.

The Declaration of Trust provides that the Board of Trustees may, in its discretion, establish minimum investment amounts for shareholder accounts, impose fees on accounts that do not exceed a minimum investment amount and involuntarily redeem shares in any such account in payment of such fees. The Board of Trustees, in its sole discretion, also may cause the Trust to redeem all of the shares of the Trust or one or more series or classes held by any shareholder for any reason, to the extent permissible by the 1940 Act, including
(a) if the shareholder owns shares having an aggregate net asset value of less than a specified minimum amount, (b) if a particular shareholder's ownership of shares would disqualify a series from being a regulated investment company, (c) upon a shareholder's failure to provide sufficient identification to permit the Trust to verify the shareholder's identity, (d) upon a shareholder's failure to pay for shares or meet or maintain the qualifications for ownership of a particular class or series of shares, (e) if the Board of Trustees determines (or pursuant to policies established by the Board it is determined) that share ownership by a particular shareholder is not in the best interests of remaining shareholders, (f) when a Fund is requested or compelled to do so by governmental authority or applicable law and (g) upon a shareholder's failure to comply with a request for information with respect to the direct or indirect ownership of shares of the Trust. The Declaration of Trust also authorizes the Board of Trustees to terminate a Fund or any class without shareholder approval, and the Trust may suspend the right of shareholders to require the Trust to redeem shares to the extent permissible under the 1940 Act.

Upon the termination of the Trust or any series, after paying or adequately providing for the payment of all liabilities which may include the establishment of a liquidating trust or similar vehicle, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining Trust property or property of the series, in cash or in kind or partly each, to the shareholders of the Trust or the series involved, ratably according to the number of shares of the Trust or such series held by the several shareholders of the Trust or such series on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of shares of a series involved, provided that any distribution to the shareholders of a particular class of shares shall be made to such shareholders pro rata in proportion to the number of shares of such class held by each of them. The composition of any such distribution (e.g., cash, securities or other assets) shall be determined by the Trust in its sole discretion, and may be different among shareholders (including differences among shareholders in the same series or class).

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund may be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

                             PROXY VOTING GUIDELINES

The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.


o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments. The Advisor generally votes for proposals to restrict a chief executive officer from serving on more than three outside boards of directors. The Advisor generally votes against proposals that require a company to appoint a Chairman who is an independent director.


o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.


You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by visiting our Web site at: www.dws-scudder.com (click on "proxy voting" at the bottom of the page).


                             ADDITIONAL INFORMATION


Internet Access

World Wide Web Site -- The address of the DWS Funds' site is www.dws-scudder.com (for Premium Class S, Prime Reserve Class S) and the address of the Deutsche Asset Management Institutional Money Funds Web site is www.moneyfunds.deam-us.db.com (for Managed Shares and Institutional Shares). These sites offer guidance on global investing and developing strategies to help meet financial goals and provide access to the DWS investor relations department via e-mail. The sites also enable users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access (for Premium Class S, Prime Reserve Class S Shares, and Managed Shares) -- The Advisor is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. DWS Fund shareholders can view a snapshot of current holdings, review account activity and move assets between DWS Fund accounts.

An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between DWS Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new DWS Fund accounts.

Other Information

The CUSIP number of the DWS Premium Class S is 23337T409.

The CUSIP number of the DWS Institutional Shares is 23337T201.

The CUSIP number of the DWS Managed Shares is 23337T102.

The CUSIP number of the DWS Prime Reserve Class S is 23337T607.




The Fund has a fiscal year end of May 31.

On November 13, 1998, the Trust's Board of Trustees approved a change in the Fund's fiscal year end from December 31 to May 31, effective May 31, 1999.

Information enumerated below is provided at the Fund level.

The Fund, on behalf of its Managed Shares, may enter into arrangements with banks and other institutions which are omnibus account holders of shares of the Managed Shares class providing for the payment of fees to the institution for servicing and maintaining accounts of beneficial owners of the omnibus account. Such payments are expenses of the Managed Shares class only.

The Fund's Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Trust and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.


Information concerning portfolio holdings of a DWS Fund as of a month-end is available upon request no earlier than the 16th day after month-end. Please call DWS Scudder at the number appearing on the front cover of this Statement of Additional Information to make such a request.


                              FINANCIAL STATEMENTS


The financial statements, including the portfolio of investments, of DWS Money Market Trust, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2006 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                                    APPENDIX

The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds

Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+." Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper

Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations."

S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+."

Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1."

Municipal Notes

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1" and "F-2."

                             PART C. OTHER INFORMATION

Item 23.     Exhibits
--------     --------

             (a)         (1)        Articles of Incorporation dated June 16, 1982.
                                    (Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's
                                    Registration Statement.)

                         (2)        Articles Supplementary dated April 28, 1987.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (3)        Articles of Merger dated April 28, 1987.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (4)        Articles Supplementary dated February 20, 1991.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (5)        Articles of Transfer dated December 27, 1991.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (6)        Articles Supplementary dated February 7, 1992.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (7)        Articles of Amendment dated October 14, 1992.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (8)        Articles Supplementary for Managed Intermediate Government Fund, dated January 18, 1993.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (9)        Articles Supplementary dated April 24, 1995.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (10)       Articles Supplementary dated January 25, 1996.
                                    (Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 21 to the
                                    Registrant's Registration Statement.)

                         (11)       Articles of Amendment dated June 12, 1997.
                                    (Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 24 to the
                                    Registrant's Registration Statement.)

                         (12)       Articles Supplementary dated June 12, 1997.
                                    (Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 24 to the
                                    Registrant's Registration Statement.)

                         (13)       Articles Supplementary dated August 11, 1998.
                                    (Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's
                                    Registration Statement.)



                                       1

                         (14)       Articles Supplementary dated February 12, 1999.
                                    (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's
                                    Registration Statement.)

                         (15)       Articles Supplementary dated September 29, 1999.
                                    (Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's
                                    Registration Statement.)

                         (16)       Articles Supplementary dated November 10, 1999.
                                    (Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's
                                    Registration Statement.)

                         (17)       Amended and Restated Declaration of Trust, dated June 2, 2006 is filed herein.

                         (18)       Amended and Restated Designation of Series and Classes of Shares of Beneficial
                                    Interest, dated June 27, 2006, with respect to DWS Money Market Trust is filed herein.

             (b)         (1)        By-laws of the Registrant dated June 27, 2006 is filed herein.

             (c)                    Inapplicable.

             (d)         (1)        Amended and Restated Investment Management Agreement, dated June 1, 2006, between the
                                    Registrant and Deutsche Investment Management Investment Management
                                    Americas Inc., is filed herein.

             (e)         (1)        Underwriting Agreement dated September 7, 1998, between the Registrant and Scudder
                                    Investor Services.
                                    (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's
                                    Registration Statement.)

                         (2)        Underwriting Agreement dated August 7, 2000, between the Registrant and Scudder
                                    Investor Services.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (3)        Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated April 5, 2002.
                                    (Incorporated by reference to Post-Effective Amendment No. 37 to the Registration
                                    Statement.)

                         (4)        Underwriting Agreement between the Registrant and Scudder Distributors, Inc., dated
                                    September 30, 2002.
                                    (Incorporated by reference to Post-Effective Amendment No. 37 to the Registration
                                    Statement.)

             (f)                    Inapplicable.

             (g)         (1)        Custodian Agreement with State Street London Limited, dated November 13, 1985.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (2)        Fee Schedule for Exhibit (g)(1).
                                    (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective Amendment No. 20,
                                    filed on April 28, 1995.)

                         (3)        Sub-Custodian Agreement with Bankers Trust Company (August 15, 1989).
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)



                                       2

                         (4)        Sub-Custodian Agreement with Irving Trust Company, as amended February 6, 1990.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (5)        Custodian Agreement with State Street Bank, dated August 8, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (6)        First Amendment to Custodian Contract between the Registrant and State Street Bank, dated October 17, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (7)        Second Amendment to Custodian Contract between the Registrant and State Street Bank, dated October 17, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (8)        Custodian Agreement between the Registrant and State Street Bank, dated April 2004.
                                    (Incorporated by reference to Post-Effective Amendment No. 40 to the Registration
                                    Statement.)

             (h)         (1)        Transfer Agency Agreement dated January 1, 1990.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                                    Registration Statement.)

                         (2)        Fee schedule for Exhibit 8(b).
                                    (Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's
                                    Registration Statement.)

                         (3)        Scudder Service Corporation Fee Information for Services Provided under Transfer
                                    Agency and Service Agreement, dated July 7, 1997.
                                    (Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's
                                    Registration Statement.)

                         (4)        Fund Accounting Fee Schedule between the Registrant and Scudder Fund Accounting
                                    Corp., dated July 7, 1997.
                                    (Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's
                                    Registration Statement.)

                         (5)        Amended and Restated Administrative Services Agreement between the Registrant and
                                    Scudder Kemper Investments, Inc. dated December 29, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (6)        Fund Accounting Services Agreement between the Registrant and Scudder Fund Accounting
                                    Corporation.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)

                         (7)        Transfer Agency and Service Agreement between the Registrant and Scudder Service
                                    Corporation, dated August 7, 2000.
                                    (Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant's
                                    Registration Statement.)



                                       3

                         (8)        Amendment No. 1 to the Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation, dated June 11, 2002.
                                    (Incorporated by reference to Post-Effective Amendment No. 37 to the Registration
                                    Statement.)

                         (9)        Letter of Indemnity to the Scudder Funds dated October 13, 2004.
                                    (Incorporated by reference to Post-Effective Amendment No. 41 to the Registration
                                    Statement.)

                         (10)       Letter of Indemnity to the Independent Trustees dated October 13, 2004.
                                    (Incorporated by reference to Post-Effective Amendment No. 41 to the Registration
                                    Statement.)

                         (11)       Administrative Service Agreement, dated June 1, 2006, between the Registrant and
                                    Deutsche Investment Management Americas Inc., is filed herein

                         (12)       Transfer Agency and Service Agreement between the Registrant and DWS Scudder
                                    Investments Service Company dated June 1, 2006, is filed herein.

             (i)                    Legal Opinion and Consent of Counsel.
                                    (Incorporated by reference to Post-Effective Amendment No. 37 to the Registration
                                    Statement.)

             (j)                    Consent of Independent Registered Public Accounting Firm.
                                    (Filed herein.)

             (k)                    Inapplicable.

             (l)                    Inapplicable.

             (m)                    Inapplicable.

             (n)         (1)        Multi-Distribution Plan pursuant to Rule 18f-3.
                                    (Incorporated by reference to Post-Effective Amendment No. 25 Exhibit (o) to the
                                    Registrant's Registration Statement.)

                         (2)        Plan with respect to Scudder Money Market Trust pursuant to Rule 18f-3.
                                    (Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's
                                    Registration Statement.)

             (p)         (1)        Code of Ethics of Scudder Funds, dated April 5, 2002.
                                    (Incorporated by reference to Post-Effective Amendment No. 37 to the Registration
                                    Statement.)

                         (2)        Code of Ethics for Deutsche Asset Management, dated June 1, 2004.
                                    (Incorporated by reference to Post-Effective Amendment No. 40 to the Registration
                                    Statement.)

                         (3)        Code of Ethics for Deutsche Asset Management - U.S., effective January 1, 2005.
                                    (Incorporated by reference to Post-Effective Amendment No. 41 to the Registration
                                    Statement.)

                         (4)        Consolidated Fund Code of Ethics (All Funds).
                                    (Incorporated by reference to Post-Effective Amendment No. 41 to the Registration
                                    Statement.)

             (q)                    Power of Attorney, is filed herein.

Item 24.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(17) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche  Investment   Management  Americas  Inc.  (hereafter,
                  "DeIM"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DeIM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeIM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DeIM and the Registrant, then DeIM shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DeIM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the

                  Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

                  1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeIM (or by a representative of DeIM acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeIM, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeIM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DeIM will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DeIM and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

                  5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeIM prevails on the merits of any such dispute in a final, nonappealable court order.

                  DeIM is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee
                  (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeIM has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DeIM.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

                  (b)

                  Information on the officers and directors of DWS Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

         Philipp Hensler                Director, Chairman of the Board and CEO   None
         345 Park Avenue
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer      None
         345 Park Avenue
         New York, NY 10154

         Thomas Winnick                 Director and President                    None
         345 Park Avenue
         New York, NY 10154

         Cliff Goldstein                Chief Financial Officer and Treasurer     None
         60 Wall Street
         New York, NY 10005

         Robert Froehlich               Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                            Chief Financial Officer
         345 Park Avenue                                                          and Treasurer
         New York, NY 10154

         Mark Perrelli                  Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606



                                       7

                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

         Donna White                    Chief Compliance Officer                  None
         345 Park Avenue
         New York, NY 10154

         John Robbins                   Vice President and AML Compliance Officer AML Compliance Officer
         345 Park Avenue
         New York, NY 10154

         Caroline Pearson               Secretary                                 Assistant Secretary
         Two International Place
         Boston, MA 02110

         Philip J. Collora              Assistant Secretary                       Assistant Secretary
         222 South Riverside Plaza
         Chicago, IL 60606

         Anjie LaRocca                  Assistant Secretary                       None
         345 Park Avenue
         New York, NY 10154


         (c)      Not applicable


Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110. Records relating to the duties of the Registrant's transfer agent are maintained by DWS Scudder Service Corporation, Two International Place, Boston, Massachusetts, 02110 and DST(as sub transfer agent) , 811 Main Street,
                  Kansas City, MO, 64105.

Item 29.          Management Services
--------          -------------------

                  Inapplicable.

Item 30.          Undertakings
--------          ------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 22nd day of September 2006.

                                                 DWS MONEY MARKET TRUST

                                                 By:  /s/ Michael G. Clark
                                                    ----------------------
                                                    Michael G. Clark
                                                    President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


  SIGNATURE                              TITLE                                          DATE
  ---------                              -----                                          ----

  /s/ Michael G. Clark
  -----------------------------------
  Michael G. Clark                       President                                      September 22, 2006

  /s/ Paul H. Schubert
  -----------------------------------
  Paul H. Schubert                       Chief Financial Officer and Treasurer          September 22, 2006

  /s/Henry P. Becton, Jr.
  -----------------------------------
  Henry P. Becton, Jr*                   Trustee                                        September 22, 2006

  /s/Dawn-Marie Driscoll
  -----------------------------------
  Dawn-Marie Driscoll*                   Trustee                                        September 22, 2006

  /s/ Keith R. Fox
  -----------------------------------
  Keith R. Fox*                          Trustee                                        September 22, 2006

  /s/ Kenneth C. Froewiss
  -----------------------------------
  Kenneth C. Froewiss*                   Trustee                                        September 22, 2006

  /s/ Martin J. Gruber
  -----------------------------------
  Martin J. Gruber*                      Trustee                                        September 22, 2006

  /s/ Richard J. Herring
  -----------------------------------
  Richard J. Herring*                    Trustee                                        September 22, 2006

  /s/ Graham E. Jones
  -----------------------------------
  Graham E. Jones*                       Trustee                                        September 22, 2006

  /s/ Rebecca W. Rimel
  -----------------------------------
  Rebecca W. Rimel*                      Trustee                                        September 22, 2006

  /s/ Philip Saunders, Jr.
  -----------------------------------
  Philip Saunders, Jr.*                  Trustee                                        September 22, 2006

  /s/ William N. Searcy, Jr.
  -----------------------------------
  William N. Searcy, Jr.*                Trustee                                        September 22, 2006


  SIGNATURE                              TITLE                                          DATE
  ---------                              -----                                          ----

  /s/ Jean Gleason Stromberg
  -----------------------------------
  Jean Gleason Stromberg*                Trustee                                        September 22, 2006

  /s/ Carl W. Vogt
  -----------------------------------
  Carl W. Vogt*                          Trustee                                        September 22, 2006

  /s/ Axel Schwarzer
  -----------------------------------
  Axel Schwarzer*                        Trustee                                        September 22, 2006


*By:     /s/ Caroline Pearson
         --------------------
         Caroline Pearson**
         Assistant Secretary

 **      Attorney-in-fact pursuant to the powers of attorney as filed herein.

                                                               File No. 2-78122

                                                               File No. 811-3495







                         SECURITIES AND EXCHANGE COMMISSION

                               WASHINGTON, D.C. 20549


                                      EXHIBITS

                                         TO

                                     FORM N-1A


                          POST-EFFECTIVE AMENDMENT NO. 42

                             TO REGISTRATION STATEMENT

                                       UNDER

                             THE SECURITIES ACT OF 1933

                                        AND

                                  AMENDMENT NO. 38

                             TO REGISTRATION STATEMENT

                                       UNDER

                         THE INVESTMENT COMPANY ACT OF 1940



                               DWS MONEY MARKET TRUST

                               DWS MONEY MARKET TRUST


                                   EXHIBIT INDEX


                                      (a)(17)
                                      (a)(18)
                                       (b)(1)
                                       (d)(1)
                                      (h)(11)
                                      (h)(12)
                                        (j)
                                        (q)



                                       10